UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07255

Oppenheimer International Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 3/28/2013

Item 1. Reports to Stockholders.

3	31	2013

SEMIANNUAL REPORT

Oppenheimer International Bond Fund

Class A Shares

AVERAGE ANNUAL TOTAL RETURNS AT 3/28/13

	Class A Shares of the Fund		Citigroup Non-U.S. Dollar World Government Bond Index	JPMorgan Government Bond Index- Emerging Markets Global Diversified	JPMorgan Emerging Markets Bond Index Global Diversified	Reference Index
	Without Sales Charge	With Sales Charge
6-Month	2.04%	–2.81%	–6.09%	4.01%	0.48%	–1.83%
1-Year	7.42	2.32	–2.16	7.68	10.11	3.17
5-Year	4.52	3.50	2.28	8.43	9.44	5.71
10-Year	9.18	8.65	5.58	11.93	10.21	8.53

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 4.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. Returns for periods of less than one year are cumulative and not annualized. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677).

March 28, 2013 was the last business day of the Fund’s reporting period. See Note 1 of the accompanying Notes to Financial Statements. Index returns are calculated through March 31, 2013.

2	OPPENHEIMER INTERNATIONAL BOND FUND

Fund Performance Discussion

The Fund’s Class A shares (without sales charge) produced a return of 2.04% during the six-month reporting period, outperforming its Reference Index, a customized weighted index currently comprised of 50% of the Citigroup Non-U.S. Dollar World Government Bond Index, 30% of the JPMorgan Government Bond Index—Emerging Markets Global Diversified, and 20% of the JPMorgan Emerging Markets Bond Index Global Diversified, which returned -1.83%. We attribute this result largely to the Fund’s continued emphasis on emerging market debt over developed markets.

MARKET OVERVIEW

During the reporting period, central banks throughout the globe announced new accommodative policy measures intended to stimulate greater economic growth, and the global economy generally continued to improve despite weakness in Europe and Brazil. In the U.S., the Federal Reserve (the “Fed”) embarked on a new round of open-ended quantitative easing involving monthly purchases of $40 billion of mortgage-backed securities issued by U.S. government agencies. The U.S. economy continued to grow, with the housing market a bright spot as home prices rose and residential investment contributed to growth. Meanwhile, the head of the European Central Bank (the “ECB”) reassured investors that his institution was committed to supporting the Eurozone, and the ECB signaled its conditional intention to purchase massive amounts of debt from troubled members of the European Union. However, the Eurozone remained mired in recession and despite the ECB’s measures, Italian political tensions and troubles in Cyprus remind us that a comprehensive solution remains distant. In China, a new government was widely expected to adopt more stimulative monetary and fiscal policies.

Even in Japan, which had been mired in economic weakness for years, new government leadership adopted economic policies and the central bank announced massive quantitative easing, which will likely promote export activity by reducing the value of the yen against most other major currencies.

In this environment, emerging market bonds performed well as economic concerns about a China slowdown abated, and as quantitative easing globally pushed investors into products that can potentially provide more yield. For U.S. residents, U.S. dollar-denominated securities outperformed their local currency-denominated counterparts as governments in Japan and Europe took steps to reduce the value of the yen and euro, respectively, relative to the U.S. dollar.

FUND REVIEW

During the period, active currency management enabled the Fund to avoid the brunt of

OPPENHEIMER INTERNATIONAL BOND FUND	3

weakness in currency exchange markets, particularly in Japan, where the yen lost significant value against the U.S. dollar. In contrast, emerging-markets currencies held up relatively well, supporting the Fund’s positions in local currency-denominated bonds from Mexico, Turkey, Indonesia, and Brazil. Bonds from these nations benefited when robust investor demand helped to reduce yield differences between these instruments and comparable U.S. Treasury securities. A position in Venezuelan bonds, which offered especially attractive yields, also fared well.

As sovereign bonds became more richly valued, we increased the Fund’s exposure to U.S. dollar-denominated corporate-backed bonds in the emerging markets. We focused mainly on state-supported and multinational issuers in the agriculture, energy, telecommunications, and finance industry groups. From a country standpoint, we emphasized corporate bonds from Brazil and other Latin American nations.

In terms of detractors from performance, while the Fund benefited from long duration postures in a number of emerging market names that witnessed central bank easing, or maintenance of stable rates, our portfolio-level short duration posture was a modest drag towards the latter half of the period.

STRATEGY & OUTLOOK

Many central banks remain accommodative, with the exception of Brazil, which we believe is poised to enter a tightening mode due to higher inflation. The extraordinary stimulus in the U.S., U.K. and Japan—coupled with easier policies in China—is likely to offset some of the negative impact emanating from Europe. In fact, central banks have effectively dampened volatility in a world that was traumatized by volatility frequently in the recent past; indeed, the impact of an event like the Cypriot banking crisis may have had a much more negative impact on markets in the past without these central bank and policy actions. Moreover, steady Gross Domestic Product growth in China and continued improvement in the U.S. economic picture could be sufficient to offset weakness in Europe, but the U.S. expansion is not likely to provoke the removal of quantitative easing in the very near future.

Generally, we expect emerging markets’ interest rates to remain stable and we believe there is little pressure to go higher at this time; Brazilian interest rates being a possible exception. Therefore, under our current outlook, we view the yield advantage of emerging market holdings as likely being a source of outperformance going forward. We are long interest rates in South Africa, Brazil, Turkey and Mexico, due to their steep yield curves, and/or additional carry. We are overweight emerging market corporate debt in general, and Russian and Brazilian specifically. However, we continue to avoid adding more high yield debt in China and Hong Kong, especially property companies. We maintain meaningful exposures to Venezuela but have a smaller allocation to Argentina.

4	OPPENHEIMER INTERNATIONAL BOND FUND

We expect continued yen weakness stemming from the current Japanese government’s initiatives and have zero foreign exchange exposure in Japan. We are maintaining very low euro exposure as core economies are slipping while developments in Cyprus and Italy have hurt sentiment. We continue to like high-grade European corporate debt because of the lower valuations in that sector. We favor high yield emerging market debt over high grade emerging market debt. We continue to favor long rate exposures in Mexico, South Africa, Brazil, Turkey and Australia. Finally, we maintain meaningful foreign exchange exposures in Brazil, Russia, Turkey and Mexico.

The portfolio has a short duration posture, but we are using option strategies to offset the impact of any sudden drop in interest rates typically associated with risk-off denouements. Overall, the Fund is focused on diversified sources of risk-adjusted carry, or additional yield, by maintaining positions that can potentially boost income above that of the benchmark – a strategy that can potentially reap rewards in a lower or modest volatility environment in our view.

Arthur P. Steinmetz Portfolio Manager

Hemant Baijal[1] Portfolio Manager

Sara J. Zervos, Ph.D. Portfolio Manager

1. Hemant Baijal became a Portfolio Manager on January 28, 2013.

OPPENHEIMER INTERNATIONAL BOND FUND	5

Top Holdings and Allocations*

REGIONAL ALLOCATION

Portfolio holdings and allocations are subject to change. Percentages are as of March 28, 2013, and are based on the total market value of investments.

TOP TEN GEOGRAPHICAL HOLDINGS
Japan	10.7%
Russia	10.0
Brazil	9.5
Turkey	9.1
Mexico	6.0
Australia	4.4
United States	4.2
United Kingdom	4.0
France	3.3
Italy	3.3

Portfolio holdings and allocations are subject to change. Percentages are as of March 28, 2013, and are based on the total market value of investments.

* March 28, 2013 was the last business day of the Fund’s reporting period. See Note 1 of the accompanying Notes to Financial Statements.

6	OPPENHEIMER INTERNATIONAL BOND FUND

Share Class Performance

AVERAGE ANNUAL TOTAL RETURNS WITHOUT SALES CHARGE AS OF 3/28/13

	Inception Date	6-Month	1-Year	5-Year	10-Year
CLASS A (OIBAX)	6/15/95	2.04%	7.42%	4.52%	9.18%
CLASS B (OIBBX)	6/15/95	1.61%	6.52%	3.59%	8.62%
CLASS C (OIBCX)	6/15/95	1.70%	6.71%	3.76%	8.39%
CLASS I (OIBIX)	1/27/12	2.30%	7.97%	6.86%*	N/A
CLASS N (OIBNX)	3/1/01	1.81%	7.03%	4.10%	8.73%
CLASS Y (OIBYX)	9/27/04	2.17%	7.55%	4.80%	8.30%*

AVERAGE ANNUAL TOTAL RETURNS WITH SALES CHARGE AS OF 3/28/13
	Inception Date	6-Month	1-Year	5-Year	10-Year
CLASS A (OIBAX)	6/15/95	-2.81%	2.32%	3.50%	8.65%
CLASS B (OIBBX)	6/15/95	-3.37%	1.52%	3.26%	8.62%
CLASS C (OIBCX)	6/15/95	0.70%	5.71%	3.76%	8.39%
CLASS I (OIBIX)	1/27/12	2.30%	7.97%	6.86%*	N/A
CLASS N (OIBNX)	3/1/01	0.82%	6.03%	4.10%	8.73%
CLASS Y (OIBYX)	9/27/04	2.17%	7.55%	4.80%	8.30%*

* Shows performance since inception.

STANDARDIZED YIELDS
For the 30 Days Ended 3/31/13
CLASS A	2.99%
CLASS B	2.31%
CLASS C	2.45%
CLASS I	3.60%
CLASS N	2.72%
CLASS Y	3.42%

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge (unless otherwise indicated): for Class A shares, the current maximum initial sales charge of 4.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2%

OPPENHEIMER INTERNATIONAL BOND FUND	7

(5-year); and for Class C and N shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class I and Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion.

Standardized yield is based on net investment income for the 30-day period ended 3/31/13 and the maximum offering price at the end of the period for Class A shares and the net asset value for Class B, Class C, Class I, Class N and Class Y shares. Each result is compounded semiannually and then annualized. Falling share prices will tend to artificially raise yields.

March 28, 2013 was the last business day of the Fund’s reporting period. See Note 1 of the accompanying Notes to Financial Statements.

The Fund’s performance is compared to the Citigroup Non-U.S. Dollar World Government Bond Index, JPMorgan Government Bond Index—Emerging Markets Global Diversified, the JPMorgan Emerging Markets Bond Index Global Diversified, and the Fund’s Reference Index. The Citigroup Non-U.S. Dollar World Government Bond Index is an index of fixed rate government bonds with maturities of one year or longer. The JPMorgan Government Bond Index—Emerging Markets Global Diversified is a comprehensive, global local Emerging Markets Index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. The JPMorgan Emerging Markets Bond Index Global Diversified tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds. The Fund’s Reference Index is a customized weighted index currently comprised of 50% of the Citigroup Non-U.S. Dollar World Government Bond Index, 30% of the JPMorgan Government Bond Index—Emerging Markets Global Diversified, and 20% of the JPMorgan Emerging Markets Bond Index Global Diversified. Indices are unmanaged and cannot be purchased by investors. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

8	OPPENHEIMER INTERNATIONAL BOND FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 28, 2013.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

OPPENHEIMER INTERNATIONAL BOND FUND	9

Fund Expenses  Continued

Actual	Beginning Account Value October 1, 2012	Ending Account Value March 28, 2013	Expenses Paid During 6 Months Ended March 28, 2013
Class A	$1,000.00	$1,020.40	$4.97
Class B	1,000.00	1,016.10	9.19
Class C	1,000.00	1,017.00	8.34
Class I	1,000.00	1,023.00	2.78
Class N	1,000.00	1,018.10	7.20
Class Y	1,000.00	1,021.70	3.63

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.62	4.96
Class B	1,000.00	1,015.45	9.18
Class C	1,000.00	1,016.28	8.34
Class I	1,000.00	1,021.77	2.78
Class N	1,000.00	1,017.41	7.20
Class Y	1,000.00	1,020.94	3.62

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 179/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 28, 2013 are as follows:

Class	Expense Ratios
Class A	1.00%
Class B	1.85
Class C	1.68
Class I	0.56
Class N	1.45
Class Y	0.73

The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

10	OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF INVESTMENTS    March 28, 2013* / (Unaudited)

	Principal Amount		Value
U.S. Government Obligations—1.0%
U.S. Treasury Nts., 0.375%, 3/15/16[1,2] (Cost $132,873,074)	$132,800,000		$132,914,208
Foreign Government Obligations—66.0%
Angola—0.2%
Angola (Republic of) Sr. Unsec. Nts., 7%, 8/16/19	25,920,000		28,738,800
Australia—3.9%
New South Wales Treasury Corp. Sr. Unsec. Nts.:
Series 19, 6%, 4/1/19	15,520,000	AUD	18,168,635
Series 20, 6%, 6/1/20	21,095,000	AUD	25,119,562
Queensland Treasury Corp. Nts.:
Series 17, 6%, 9/14/17	36,260,000	AUD	41,698,622
Series 20, 6.25%, 2/21/20	21,440,000	AUD	25,055,745
Series 21, 6%, 6/14/21	102,560,000	AUD	121,521,448
Series 22, 6%, 7/21/22	7,360,000	AUD	8,550,330
Series 33, 6.50%, 3/14/33	98,955,000	AUD	120,832,598
Queensland Treasury Corp. Sr. Unsec. Nts.:
Series 19, 6.25%, 6/14/19	19,590,000	AUD	23,225,270
Series 23, 4.25%, 7/21/23	17,595,000	AUD	17,808,892
Victoria Treasury Corp. Nts., 5.50%, 11/17/26	86,970,000	AUD	99,256,342
Western Australia Treasury Corp. Unsec. Nts., 7%, 10/15/19	7,500,000	AUD	9,214,291
			510,451,735
Belgium—1.4%
Belgium (Kingdom of) Bonds, Series 58, 3.75%, 9/28/20	90,955,000	EUR	134,593,859
Belgium (Kingdom of) Treasury Bills, 0.038%, 5/16/13[3]	39,490,000	EUR	50,619,253
			185,213,112
Bolivia—0.1%
Bolivia (Plurinational State of) Unsec. Bonds, 4.875%, 10/31/22	7,800,000		7,772,700
Brazil—5.5%
Brazil (Federative Republic of) Letra Tesouro Nacional Nts.,
8.481%, 1/1/15[3]	135,010,000	BRR	57,802,186
Brazil (Federative Republic of) Nota Do Tesouro Nacional Nts.:
9.762%, 1/1/14	250,390,000	BRR	125,641,520
9.762%, 1/1/17	197,680,000	BRR	100,058,566
9.762%, 1/1/21	371,370,000	BRR	186,899,791
12.994%, 5/15/45[4]	34,245,000	BRR	49,874,355
Series NTNF, 9.762%, 1/1/23	115,095,000	BRR	57,614,821
Series NTNB, 12.792%, 8/15/50[4]	31,760,000	BRR	45,951,703
Brazil (Federative Republic of) Nota Do Tesouro Nacional Unsec. Bonds, 9.762%, 1/1/18	128,810,000	BRR	65,228,833
Brazil Minas SPE via State of Minas Gerais Bonds, 5.333%, 2/15/28[5]	20,000,000		22,000,000
			711,071,775
Canada—1.0%
Canada (Government of) Nts., 3.75%, 6/1/19	66,760,000	CAD	74,522,653
Canada (Government of) Treasury Bills, 0.981%, 7/4/13[3]	60,075,000	CAD	58,985,388
			133,508,041

OPPENHEIMER INTERNATIONAL BOND FUND	11

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount		Value
Croatia—0.3%
Croatia (Republic of) Unsec. Nts.:
5.50%, 4/4/23[5,6]	$20,080,000		$19,992,150
6.25%, 4/27/17[6]	10,225,000		10,978,071
6.375%, 3/24/21[6]	4,975,000		5,375,488
6.75%, 11/5/19[6]	4,535,000		4,988,908
			41,334,617
Denmark—0.3%
Denmark (Kingdom of) Bonds, 4%, 11/15/19	200,885,000	DKK	42,003,975
Dominican Republic—0.1%
Banco De Reservas De La Republica Dominicana Bonds, 7%, 2/1/23[6]	7,795,000		7,833,975
Finland—0.2%
Finland (Repulic of) Unsec. Bonds, 1.625%, 9/15/22	18,415,000	EUR	23,761,138
France—2.9%
France (Republic of) Bonds:
3.75% 10/25/19	81,280,000	EUR	120,950,208
4%, 4/25/60	18,705,000	EUR	27,974,108
4.50%, 4/25/41	28,910,000	EUR	46,481,612
France (Republic of) Treasury Bills, 0.015%, 5/23/13[3]	53,930,000	EUR	69,126,726
France (Republic of) Treasury Nts., 1%, 7/25/17	88,760,000	EUR	115,286,966
			379,819,620
Germany—1.5%
Germany (Federal Republic of) Bonds, 2.50%, 7/4/44	47,330,000	EUR	64,608,556
Germany (Federal Republic of) Treasury Bills:
(0.031)%, 6/12/13[3]	19,355,000	EUR	24,807,432
(0.03)%, 5/15/13[3]	33,610,000	EUR	43,079,109
Germany (Federal Republic of) Unsec. Bonds, 1.50%, 9/4/22	43,670,000	EUR	57,363,141
			189,858,238
Guatemala—0.1%
Guatemala (Republic of) Sr. Unsec. Bonds, 4.875%, 2/13/28[6]	7,935,000		7,796,138
Hungary—2.5%
Hungary (Republic of) Bonds:
6.75%, 11/24/17	9,328,000,000	HUF	41,429,986
Series 14/D, 6.75%, 8/22/14	7,855,000,000	HUF	34,072,270
Series 15/C, 7.75%, 8/24/15	14,421,000,000	HUF	64,655,510
Series 15/A, 8%, 2/12/15	9,336,000,000	HUF	41,734,019
Series 16/C, 5.50%, 2/12/16	5,340,000,000	HUF	22,826,276
Series 17/B, 6.75%, 2/24/17	10,471,000,000	HUF	46,337,599
Hungary (Republic of) Sr. Unsec. Bonds, 7.625%, 3/29/41	925,000		948,125
Hungary (Republic of) Sr. Unsec. Nts., 5.75%, 6/11/18	2,435,000	EUR	3,163,952
Hungary (Republic of) Sr. Unsec. Unsub. Nts., 6.375%, 3/29/21	3,875,000		4,010,625
Hungary (Republic of) Treasury Bills:
6.655%, 5/29/13[3]	984,000,000	HUF	4,124,217
6.691%, 4/17/13[3]	1,313,000,000	HUF	5,522,811

12	OPPENHEIMER INTERNATIONAL BOND FUND

	Principal Amount		Value
Hungary Continued
Hungary (Republic of) Unsec. Bonds:
5.375%, 2/21/23	$17,550,000		$16,606,688
5.50%, 2/12/14	10,320,000,000	HUF	43,833,895
			329,265,973
Ireland—0.5%
Ireland (Republic of) Treasury Bonds, 4.40%, 6/18/19	32,895,000	EUR	44,477,741
Ireland (Republic of) Unsec. Bonds, 5.50%, 10/18/17	10,975,000	EUR	15,670,016
			60,147,757
Italy—2.8%
Italy (Republic of) Bonds:
4%, 9/1/20	33,645,000	EUR	43,201,729
4.50%, 3/1/19	97,345,000	EUR	129,124,501
5%, 3/1/22	17,715,000	EUR	23,625,450
5%, 9/1/40	36,870,000	EUR	46,086,555
Series EU, 1.216%, 10/15/17[7]	22,685,000	EUR	26,698,581
Italy (Republic of) Sr. Unsec. Nts., 4.50%, 6/8/15	4,391,000,000	JPY	48,736,205
Italy (Republic of) Treasury Bonds:
3.50%, 11/1/17	18,930,000	EUR	24,304,953
5.75%, 2/1/33	15,815,000	EUR	21,780,798
			363,558,772
Ivory Coast—0.3%
Ivory Coast Bonds, 3.75%, 12/31/32	43,940,000		40,974,050
Japan—10.4%
Japan Bonds: 2 yr., 0.10%, 5/15/14	5,060,750,000	JPY	53,792,329
5 yr., 0.30%, 3/20/17	20,141,000,000	JPY	215,557,590
10 yr., Series 301, 1.50%, 6/20/19	20,067,000,000	JPY	230,299,922
10 yr., 1.10%, 3/20/21	32,037,000,000	JPY	359,810,887
20 yr., Series 112, 2.10%, 6/20/29	12,383,000,000	JPY	150,630,871
20 yr., Series 134, 1.80%, 3/20/32	12,268,000,000	JPY	140,221,539
30 yr., 2%, 3/20/42	15,372,000,000	JPY	178,618,117
Japan Sr. Unsec. Nts., 2.30%, 3/19/18	13,205,000	CAD	13,120,065
			1,342,051,320
Kazakhstan—0.1%
Development Bank of Kazakhstan Sr. Unsec. Bonds, 4.125%, 12/10/22[6]	9,845,000		9,574,263
Korea, Republic of South—0.3%
Korea Housing Finance Corp. Sec. Nts., 1.625%, 9/15/18[6]	43,965,000		43,283,235
Malaysia—1.0%
Central Bank of Malaysia Treasury Bills:
Series 7712, 2.929%, 4/11/13[3]	130,010,000	MYR	41,941,356
Series 8012, 2.929%, 4/23/13[3]	130,370,000	MYR	42,016,190
Malaysia (Government of) Sr. Unsec. Bonds:
Series 1/06, 4.262%, 9/15/16	79,670,000	MYR	26,734,412
Series 0210, 4.012%, 9/15/17	63,445,000	MYR	21,212,431
			131,904,389

OPPENHEIMER INTERNATIONAL BOND FUND	13

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount		Value
Mexico—4.2%
United Mexican States Bonds:
Series M, 6.50%, 6/9/22[7]	910,000,000	MXN	$82,382,980
Series M20, 7.50%, 6/3/27[7]	933,730,000	MXN	91,777,605
Series M10, 7.75%, 12/14/17	785,815,000	MXN	72,067,636
Series M20, 8.50%, 5/31/29[7]	488,360,000	MXN	52,122,811
United Mexican States Treasury Bills:
4.132%, 5/23/13[3]	194,000,000	MXN	15,610,690
4.168%, 6/6/13[3]	1,136,981,000	MXN	91,350,992
4.21%, 7/11/13[3]	226,300,000	MXN	18,112,135
4.228%, 7/25/13[3]	1,000,000,000	MXN	79,908,837
4.552%, 4/4/13[3]	516,700,000	MXN	41,800,934
			545,134,620
Nigeria—1.1%
Nigeria (Federal Republic of) Treasury Bills:
10.635%, 7/4/13[3]	385,000,000	NGN	2,355,326
11.235%, 1/23/14[3]	1,426,000,000	NGN	8,248,333
13.662%, 9/5/13[3]	2,956,000,000	NGN	17,764,078
13.779%, 9/26/13[3]	1,473,000,000	NGN	8,791,771
14.326%, 6/6/13[3]	657,000,000	NGN	4,056,037
Series 364, 15.572%, 4/25/13[3]	989,000,000	NGN	6,185,476
Nigeria (Federal Republic of) Treasury Bonds:
7%, 10/23/19	2,574,000,000	NGN	13,349,733
16%, 6/29/19	2,616,000,000	NGN	20,243,270
16.39%, 1/27/22	7,005,000,000	NGN	57,674,721
			138,668,745
Paraguay—0.1%
Paraguay (Republic of) Sr. Unsec. Bonds, 4.625%, 1/25/23[6]	10,755,000		10,851,795
Peru—1.4%
Peru (Republic of) Sr. Unsec. Bonds:
6.95%, 8/12/31[6]	139,850,000	PEN	67,360,183
8.20%, 8/12/26[6]	90,775,000	PEN	49,100,863
Peru (Republic of) Sr. Unsec. Nts.,
7.84%, 8/12/20[6]	137,605,000	PEN	67,070,483
			183,531,529
Poland—1.1%
Poland (Republic of) Bonds:
Series WS0922, 5.75%, 9/23/22	125,460,000	PLZ	44,097,014
Series 0415, 5.50%, 4/25/15	78,195,000	PLZ	25,105,589
Series 1017, 5.25%, 10/25/17	108,310,000	PLZ	35,896,834
Poland (Republic of) Unsec. Bonds,
Series 1023, 4%, 10/25/23	121,620,000	PLZ	37,596,226
			142,695,663
Portugal—0.8%
Portugal (Republic of) Sr. Unsec. Bonds, 4.10%, 4/15/37	20,225,000	EUR	18,567,038
Portugal (Republic of) Sr. Unsec. Unsub. Bonds., 4.35%, 10/16/17	68,925,000	EUR	86,226,931
			104,793,969

14	OPPENHEIMER INTERNATIONAL BOND FUND

	Principal Amount		Value
Russia—3.2%
AHML Finance Ltd. Unsec. Nts., 7.75%, 2/13/18[6]	539,500,000	RUR	$17,468,838
Russian Federation Bonds:
7.50%, 3/15/18[7]	1,753,000,000	RUR	59,523,565
7.50%, 2/27/19[7]	2,192,900,000	RUR	74,248,947
7.60%, 4/14/21[7]	2,350,200,000	RUR	79,529,669
Series 6206, 7.40%, 6/14/17[7]	3,912,400,000	RUR	131,399,954
Russian Federation Unsec. Bonds, Series 9, 7.90%, 3/18/21[7]	398,800,000	RUR	12,823,254
Vnesheconombank Sr. Unsec. Bonds, Series 18, 8.693%, 9/17/32[7]	420,600,000	RUR	13,801,471
Vnesheconombank Via VEB Finance plc Sr. Unsec. Nts., 6.025%, 7/5/22[6]	13,355,000		14,840,744
Vnesheconombank Via VEB Finance plc Sr. Unsec. Unsub. Nts., 6.902%, 7/9/20[6]	12,535,000		14,618,944
			418,255,386
Serbia—0.3%
Serbia (Republic of) Sr. Unsec. Bonds, 4.875%, 2/25/20[6]	15,670,000		15,528,970
Serbia (Republic of) Sr. Unsec. Nts., 5.25%, 11/21/17[6]	21,845,000		22,609,575
			38,138,545
South Africa—2.3%
South Africa (Republic of) Bonds:
Series R208, 6.75%, 3/31/21	1,463,495,000	ZAR	161,437,729
Series R207, 7.25%, 1/15/20	1,140,430,000	ZAR	129,692,984
			291,130,713
Spain—1.5%
Comunidad De Madrid Sr. Unsec. Nts., 4.30%, 9/15/26	63,100,000	EUR	63,865,334
Instituto de Credito Oficial Sr. Unsec. Nts., 5%, 5/15/15	75,000,000	NOK	12,351,042
Spain (Kingdom of) Bonds:
4.25%, 10/31/16	14,060,000	EUR	18,546,973
5.50%, 7/30/17	48,470,000	EUR	66,841,032
Spain (Kingdom of) Sr. Unsec. Bonds, 4.30%, 10/31/19	27,205,000	EUR	35,134,386
			196,738,767
Sri Lanka—0.3%
Sri Lanka (Democratic Socialist Republic of) Sr. Unsec. Bonds, 5.875%, 7/25/22[6]	6,390,000		6,661,575
Sri Lanka (Democratic Socialist Republic of) Sr. Unsec. Nts.:
6.25%, 10/4/20[6]	11,890,000		12,722,300
6.25% 7/27/21[6]	13,720,000		14,594,540
			33,978,415
Tanzania—0.2%
Tanzania (United Republic of) Sr. Unsec. Nts., 6.45%, 3/8/20[7]	20,010,000		21,210,600
The Netherlands—1.1%
Netherlands (Kingdom of the) Bonds, 4%, 7/15/19	90,315,000	EUR	136,955,406

OPPENHEIMER INTERNATIONAL BOND FUND	15

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount		Value
Turkey—7.8%
Turkey (Republic of) Bonds:
6.875%, 3/17/36	$24,390,000		$30,152,138
7%, 3/11/19	26,325,000		31,886,156
9%, 3/5/14	213,845,000	TRY	121,737,882
9%, 3/8/17	398,565,000	TRY	240,112,668
9.50%, 1/12/22[7]	77,105,000	TRY	49,647,557
9.791%, 7/17/13[3]	195,835,000	TRY	106,460,725
10.50%, 1/15/20[7]	235,640,000	TRY	157,080,310
16.519%, 8/14/13[4]	21,120,000	TRY	16,985,578
Turkey (Republic of) Nts., 7.50%, 7/14/17	34,695,000		41,503,894
Turkey (Republic of) Unsec. Bonds:
5.621%, 2/11/15[4]	20,680,000	TRY	15,706,745
6.25%, 9/26/22	44,130,000		52,404,375
8.50%, 9/14/22[7]	148,250,000	TRY	90,582,200
Turkey (Republic of) Unsec. Nts.:
5.125%, 3/25/22	19,535,000		21,537,338
6%, 1/14/41	27,805,000		31,245,869
			1,007,043,435
Ukraine—0.2%
Ukraine (Republic of) Bonds, 7.75%, 9/23/20[6]	10,895,000		11,374,380
Ukraine (Republic of) Sr. Unsec. Nts., 7.95%, 2/23/21[6]	15,180,000		15,878,280
			27,252,660
United Arab Emirates—0.4%
Emirates of Dubai Sr. Unsec. International Bonds:
5.591%, 6/22/21	23,770,000		26,444,125
7.75%, 10/5/20	23,405,000		28,963,688
			55,407,813
United Kingdom—2.7%
United Kingdom Treasury Bonds:
3.75%, 9/7/21	50,735,000	GBP	90,751,149
4%, 9/7/16	57,810,000	GBP	98,800,701
4.25%, 12/7/55	13,180,000	GBP	24,769,520
4.75%, 12/7/38	65,860,000	GBP	131,173,010
			345,494,380
Uruguay—0.3%
Uruguay (Oriental Republic of) Sr. Unsec. Bonds, 4.702%, 12/15/28[4]	523,700,000	UYU	38,965,432
Venezuela—1.6%
Venezuela (Republic of) Bonds:
9%, 5/7/23	49,525,000		47,667,813
11.95%, 8/5/31	23,805,000		26,899,650
Venezuela (Republic of) Nts., 8.25%, 10/13/24	22,105,000		20,170,813
Venezuela (Republic of) Sr. Unsec. Bonds, 11.75%, 10/21/26	18,455,000		20,512,733
Venezuela (Republic of) Sr. Unsec. Unsub. Nts., 12.75%, 8/23/22	17,095,000		20,026,793
Venezuela (Republic of) Unsec. Bonds:
7%, 3/31/38	15,685,000		12,430,363
7.65%, 4/21/25	29,600,000		26,048,000

16	OPPENHEIMER INTERNATIONAL BOND FUND

	Principal Amount		Value
Venezuela Continued
Venezuela (Republic of) Unsec. Nts., 13.625%, 8/15/18[6]	$26,255,000		$29,733,788
			203,489,953
Total Foreign Government Obligations (Cost $8,478,925,474)			8,529,661,449
Corporate Bonds and Notes—25.9%
Consumer Discretionary—0.2%
Automobiles—0.1%
Jaguar Land Rover plc, 8.25% Sr. Nts., 3/15/20[6]	8,855,000	GBP	15,171,889
Household Durables—0.1%
Arcelik AS, 5% Sr. Unsec. Nts., 4/3/23[5,6]	11,795,000		11,795,000
Consumer Staples—0.5%
Beverages—0.1%
AmBev International Finance Co. Ltd., 9.50% Sr. Unsec. Unsub. Nts., 7/24/17[7]	11,985,000	BRR	6,660,712
Food Products—0.4%
Alicorp SA, 3.875% Sr. Unsec. Nts., 3/20/23[6]	8,805,000		8,805,000
MHP SA: 8.25% Sr. Unsec. Nts., 4/2/20[5,8]	18,595,000		18,467,159
10.25% Sr. Unsec. Nts., 4/29/15[6]	30,695,000		33,081,997
Minerva Luxembourg SA, 7.75% Sr. Unsec. Nts., 1/31/23[6]	3,730,000		4,009,750
			64,363,906
Energy—5.1%
Energy Equipment & Services—0.0%
QGOG Constellation SA, 6.25% Sr. Unsec. Nts., 11/9/19[6]	3,475,000		3,674,813
Oil, Gas & Consumable Fuels—5.1%
Alliance Oil Co. Ltd., 9.875% Sr. Unsec. Nts., 3/11/15[6]	17,565,000		19,211,719
Cosan Luxembourg SA, 5% Sr. Unsec. Nts., 3/14/23[6]	4,300,000		4,336,550
Empresa Nacional del Petroleo, 4.75% Sr. Unsec. Unsub. Nts., 12/6/21[6]	12,205,000		12,659,514
Gaz Capital SA: 7.288% Sr. Sec. Nts., 8/16/37[6]	28,815,000		35,010,225
8.146% Sr. Sec. Nts., 4/11/18[6]	35,275,000		42,815,031
8.625% Sr. Sec. Nts., 4/28/34[6]	25,785,000		35,132,063
9.25% Sr. Unsec. Unsub. Nts., 4/23/19[6]	39,115,000		50,653,925
Gazprom Neft OAO Via GPN Capital SA, 4.375% Sr. Unsec. Nts., 9/19/22[6]	22,000,000		21,807,500
Gazprom OAO Via Gaz Capital SA: 4.95% Sr. Unsec. Nts., 2/6/28[6]	20,475,000		20,270,250
4.95% Sr. Unsec. Nts., 7/19/22[6]	54,340,000		56,785,300
KMG Finance Sub BV, 9.125% Sr. Unsec. Unsub. Nts., 7/2/18[6]	20,385,000		25,759,098
Lukoil International Finance BV: 6.125% Sr. Unsec. Nts., 11/9/20[6]	40,155,000		45,776,700
6.656% Sr. Unsec. Unsub. Bonds, 6/7/22[6]	20,000,000		23,800,000
7.25% Sr. Unsec. Unsub. Nts., 11/5/19[6]	9,980,000		11,976,000

OPPENHEIMER INTERNATIONAL BOND FUND	17

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount		Value
Oil, Gas & Consumable Fuels Continued
Novatek OAO via Novatek Finance Ltd.: 4.422% Sr. Unsec. Nts., 12/13/22[6]	$30,375,000		$30,185,156
7.75% Unsec. Nts., 2/21/17[6]	227,420,000	RUR	7,338,193
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35% Sr. Sec. Nts., 6/30/21[6]	7,106,950		7,853,180
Pacific Rubiales Energy Corp., 5.125% Sr. Unsec. Nts., 3/28/23[6]	8,590,000		8,710,260
Pemex Project Funding Master Trust, 6.625% Unsec. Unsub. Bonds, 6/15/35	18,790,000		22,594,975
Pertamina Persero PT, 5.25% Nts., 5/23/21[6]	6,160,000		6,652,800
Petroleos de Venezuela SA: 5.125% Sr. Unsec. Nts., 10/28/16	7,325,000		6,500,938
8.50% Sr. Nts., 11/2/17[6]	34,170,000		33,315,750
12.75% Sr. Unsec. Nts., 2/17/22[6]	20,375,000		23,074,688
Petroleos Mexicanos, 5.50% Sr. Unsec. Unsub. Nts., 6/27/44	15,920,000		16,461,280
Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr. Unsec. Nts., 8/14/19[6]	13,375,000		17,621,563
Reliance Industries Ltd., 5.875% Sr. Unsec. Perpetual Bonds[6,9]	14,620,000		14,345,875
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.199% Sr. Unsec. Nts., 3/6/22[6]	16,295,000		16,193,156
Schahin II Finance Co. SPV Ltd., 5.875% Sr. Sec. Unsub. Nts., 9/25/22[6]	20,600,000		21,372,500
Sibur Securities Ltd., 3.914% Sr. Unsec. Nts., 1/31/18[6]	11,075,000		10,936,563
Tengizchevroil LLP, 6.124% Nts., 11/15/14[6]	3,991,909		4,131,626
			653,282,378
Financials—11.1%
Capital Markets—0.5%
Banco BTG Pactual SA (Cayman): 4% Sr. Unsec. Nts., 1/16/20[6]	16,155,000		15,629,963
5.75% Unsec. Sub. Nts., 9/28/22[6]	15,210,000		15,305,823
Deutsche Bank Capital Funding Trust IV, 5.33% Unsec. Sub. Nts., 9/19/49[7]	11,000,000	EUR	11,667,795
UBS AG (Jersey Branch): 4.28% Unsec. Sub. Nts., 4/29/49	6,195,000	EUR	7,891,256
7.152% Unsec. Sub. Perpetual Bonds[9]	4,420,000	EUR	6,205,519
UBS Capital Securities Jersey Ltd., 8.836% Sub. Nts., 4/29/49	8,840,000	EUR	11,390,922
			68,091,278
Commercial Banks—8.2%
Akbank TAS, 7.50% Sr. Unsec. Nts., 2/5/18[6]	51,700,000	TRY	28,003,095
Alfa Bank/Alfa Bond Issuance plc, 7.875% Nts., 9/25/17[6]	18,300,000		20,700,960
Banco ABC Brasil SA, 8.50% Sr. Unsec. Nts., 3/28/16[6]	12,980,000	BRR	6,423,358
Banco BMG SA: 8.875% Unsec. Sub. Nts., 8/5/20[6]	3,140,000		2,904,500
9.15% Nts., 1/15/16[6]	6,915,000		7,278,038
9.95% Unsec. Unsub. Nts., 11/5/19[6]	9,060,000		9,037,350

18	OPPENHEIMER INTERNATIONAL BOND FUND

	Principal Amount		Value
Commercial Banks Continued
Banco do Brasil SA (Cayman): 3.875% Sr. Unsec. Nts., 10/10/22	$2,650,000		$2,570,500
6.25% Unsec. Sub. Perpetual Bonds[9]	11,695,000		11,548,813
9.25% Jr. Sub. Perpetual Bonds[6,9]	62,000,000		75,330,000
Banco do Estado do Rio Grande do Sul SA, 7.375% Sub Nts., 2/2/22[6]	32,780,000		35,746,590
Banco Santander Brasil SA (Cayman Islands), 8% Sr. Unsec. Unsub. Nts., 3/18/16[8]	22,680,000	BRR	11,223,556
Banco Santander Mexico SA, 4.125% Sr. Unsec. Nts., 11/9/22[6]	20,555,000		20,709,163
Bancolombia SA, 5.125% Unsec. Sub. Nts., 9/11/22	20,280,000		20,482,800
Bank of India (London), 3.625% Sr. Unsec. Unsub. Nts., 9/21/18[8]	8,800,000		8,848,541
Bank of Scotland plc: 4.875% Sr. Sec. Nts., 12/20/24	7,625,000	GBP	13,841,415
4.875% Sr. Sec. Unsub. Nts., 11/8/16	4,535,000	GBP	7,825,340
9.375% Unsec. Sub. Nts., 5/15/21	10,550,000	GBP	20,414,385
Barclays Bank plc: 4.75% Sub. Nts., 3/15/49	12,320,000	EUR	11,425,358
6% Sr. Unsec. Sub. Nts., 1/14/21	3,535,000	EUR	4,977,321
BBVA Banco Continental SA, 5% Sr. Unsec. Nts., 8/26/22[6]	12,550,000		13,240,250
BBVA US Senior SAU, 4.664% Sr. Unsec. Nts., 10/9/15	22,010,000		22,583,999
BOM Capital plc, 6.699% Sr. Unsec. Nts., 3/11/15[6]	30,635,000		32,534,370
Corp Group Banking SA, 6.75% Sr. Unsec. Nts., 3/15/23[6]	11,360,000		11,942,200
DNB Boligkreditt AS, 1.45% Sr. Sec. Nts., 3/21/19[6]	17,600,000		17,721,194
DTEK Finance plc, 7.875% Sr. Unsec. Nts., 4/4/18[5,6]	8,580,000		8,456,705
EUROFIMA, 6.25% Bonds, 12/28/18	31,010,000	AUD	35,351,394
Grupo Aval Ltd., 4.75% Sr. Unsec. Nts., 9/26/22[6]	17,080,000		17,165,400
Hana Bank, 1.375% Sr. Unsec. Nts., 2/5/16[6]	21,974,199		21,915,770
ICICI Bank Ltd., 6.375% Bonds, 4/30/22[6,7]	7,120,000		7,351,400
Intesa Sanpaolo SpA: 3.125% Unsec. Nts., 1/16/16	17,570,000		17,188,098
3.875% Unsec. Nts., 1/15/18	8,785,000		8,507,473
Lloyds TSB Bank plc: 6% Sr. Sec. Nts., 2/8/29	13,525,000	GBP	27,223,550
11.875% Unsec. Sub. Nts., 12/16/21	22,105,000	EUR	34,978,955
Norddeutsche Landesbank Girozentrale, 0.875% Sec. Nts., 10/16/15[6]	17,590,000		17,652,058
Royal Bank of Scotland NV: 3.197% Unsec. Sub. Nts., 5/17/18[7]	9,675,000	AUD	9,166,420
6.50% Unsec. Sub. Nts., 5/17/18[7]	8,795,000	AUD	8,342,348
Royal Bank of Scotland plc (The): 2.375% Sr. Unsec. Sub. Nts., 11/2/15	2,650,000	CHF	2,746,051
13.125% Unsec. Sub. Nts., 3/19/22	10,550,000	AUD	13,299,724
Sberbank of Russia Via SB Capital SA: 5.125% Sub. Nts., 10/29/22[6]	32,390,000		32,511,463
5.40% Sr. Unsec. Nts., 3/24/17	8,970,000		9,710,025
6.125% Sr. Nts., 2/7/22[6]	32,070,000		35,918,400

OPPENHEIMER INTERNATIONAL BOND FUND	19

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount		Value
Commercial Banks Continued
Skandinaviska Enskilda Banken AB, 1.75% Sr. Unsec. Nts., 3/19/18[6]	$13,200,000		$13,215,259
Societe Generale SA, 2.75% Sr. Unsec. Nts., 10/12/17	17,610,000		18,063,211
Stadshypotek AB: 1.875% Sec. Nts., 10/2/19[6]	22,010,000		22,120,952
6% Sec. Unsub. Bonds, 6/21/17	169,680,000	SEK	30,247,412
Sumitomo Mitsui Banking Corp., 1.80% Sr. Unsec. Nts., 7/18/17	13,250,000		13,514,417
Sumitomo Mitsui Trust Bank Ltd., 1.80% Sr. Unsec. Nts., 3/28/18[6]	8,795,000		8,815,897
Swedbank Hypotek AB, 1.375% Sec. Nts., 3/28/18[6]	17,593,333		17,614,463
Toronto-Dominion Bank (The), 1.50% Sec. Bonds, 3/13/17[6]	18,130,000		18,593,258
Turkiye Halk Bankasi AS, 4.875% Sr. Unsec. Nts., 7/19/17[6]	10,250,000		10,836,095
Turkiye Is Bankasi: 3.875% Sr. Unsec. Nts., 11/7/17[6]	19,500,000		19,890,000
6% Sub. Nts., 10/24/22[6]	26,260,000		27,507,350
VTB Bank OJSC Via VTB Capital SA, 6.95% Sub. Nts., 10/17/22[6]	46,440,000		49,156,740
VTB Capital SA: 6.315% Nts., 2/22/18[6]	6,560,000		7,125,800
6.465% Sr. Sec. Unsub. Nts., 3/4/15[6]	6,640,000		7,121,400
Westpac Banking Corp.: 1.25% Sec. Nts., 12/15/17[6]	17,570,000		17,587,447
1.60% Sr. Unsec. Unsub. Nts., 1/12/18	21,965,000		22,248,568
Yapi ve Kredi Bankasi AS: 5.50% Unsec. Sub. Nts., 12/6/22[6]	16,235,000		16,153,825
6.75% Sr. Unsec. Nts., 2/8/17[6]	13,870,000		15,465,050
			1,060,075,474
Consumer Finance—0.0%
JSC Astana Finance, 9.16% Nts., 3/14/12[10]	14,000,000		1,242,500
Diversified Financial Services—1.9%
ABN AMRO Bank NV, 1.375% Sr. Unsec. Nts., 1/22/16[6]	13,185,000		13,202,154
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26[6]	18,487,974		18,855,885
Banco Invex SA, 31.938% Mtg.-Backed Certificates, Series 062U, 3/13/34[4,10]	27,603,725	MXN	1,458,513
Caisse Centrale Desjardins du Quebec, 1.60% Sec. Bonds, 3/6/17[6]	18,125,000		18,611,946
Export Credit Bank of Turkey, 5.875% Sr. Unsec. Nts., 4/24/19[6]	37,110,000		41,377,650
ING Bank NV, 2.625% Sr. Sec. Nts., 12/5/22[6]	35,115,000		34,992,765
Instituto de Credito Oficial: 5% Sr. Unsec. Unsub. Nts., 11/14/16	18,150,000		19,100,280
5% Sr. Unsec. Unsub. Nts., 4/10/17	31,035,000		32,546,280
JPMorgan Hipotecaria su Casita: 8.397% Sec. Nts., 8/26/35[4,8]	34,101,099	MXN	245,030
30.085% Mtg.-Backed Certificates, Series 06U, 9/25/35[4]	8,904,443	MXN	1,239,318
Korea Development Bank (The), 1.50% Sr. Unsec. Nts., 1/22/18	30,760,000		30,406,880
Magyar Export-Import Bank RT, 5.50% Sr. Unsec. Nts., 2/12/18[8]	8,755,000		8,809,719
Rabobank Capital Funding Trust IV, 5.556% Unsec. Sub. Perpetual Bonds[8,9]	7,030,000	GBP	10,651,764

20	OPPENHEIMER INTERNATIONAL BOND FUND

	Principal Amount		Value
Diversified Financial Services Continued
Stanbic IBTC Holding Co., 12.468% Nts., 9/24/13[3]	1,297,000,000	NGN	$7,714,103
			239,212,287
Insurance—0.1%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), 1.70% Sr. Unsec. Nts., 3/19/18	4,400,000		4,387,500
Swiss Reinsurance Co. via ELM BV: 4.455% Sr. Sec. Sub. Nts., 5/25/49[7]	4,405,000	AUD	4,076,790
7.635% Unsec. Sub. Nts., 12/29/49	1,755,000	AUD	1,856,392
			10,320,682
Real Estate Management & Development—0.3%
BR Malls International Finance Ltd., 8.50% Sr. Unsec. Unsub. Nts., 1/29/49[6]	7,455,000		8,247,094
Country Garden Holdings Co. Ltd., 7.50% Sr. Unsec. Unsub. Nts., 12/31/23[6]	21,585,000		22,152,686
Kaisa Group Holdings Ltd., 8.875% Sr. Unsec. Nts., 3/19/18[6]	8,000,000		8,140,000
			38,539,780
Thrifts & Mortgage Finance—0.1%
Credit Mutuel/CIC Home Loan SFH, 1.50% Sec. Nts., 11/16/17[6]	13,175,000		13,244,366
Industrials—1.1%
Aerospace & Defense—0.1%
Embraer SA, 5.15% Sr. Unsec. Unsub. Nts., 6/15/22	11,640,000		12,702,150
Airlines—0.3%
Emirates Airline, 4.50% Sr. Unsec. Nts., 2/28/25[6]	39,865,000		39,310,877
Construction & Engineering—0.5%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24[8]	13,937,286		17,195,824
OAS Investments GmbH, 8.25% Sr. Nts., 10/19/19[6]	2,360,000		2,542,900
Odebrecht Finance Ltd.: 6% Sr. Unsec. Unsub. Nts., 4/5/23[6]	9,238,000		10,392,750
7.125% Sr. Nts., 6/26/42[6]	29,260,000		33,283,250
			63,414,724
Industrial Conglomerates—0.2%
GE Capital Australia Funding Pty Ltd., 7% Bonds, 10/8/15	20,805,000	AUD	23,290,886
Materials—2.4%
Chemicals—0.4%
Braskem Finance Ltd.: 5.375% Sr. Unsec. Nts., 5/2/22[6]	22,275,000		23,132,588
5.75% Sr. Unsec. Nts., 4/15/21[6]	9,000,000		9,481,500
Mexichem SAB de CV: 4.875% Sr. Unsec. Nts., 9/19/22[6]	8,345,000		8,866,563
6.75% Sr. Unsec. Nts., 9/19/42[6]	6,530,000		7,256,463
			48,737,114

OPPENHEIMER INTERNATIONAL BOND FUND	21

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount		Value

Construction Materials—0.5%
CEMEX Espana Luxembourg, 9.875% Sr. Sec. Nts., 4/30/19[6]	$17,165,000		$19,846,173
CEMEX Espana SA, 9.25% Sr. Sec. Nts., 5/12/20[6]	22,645,000		25,249,175
CEMEX Finance LLC, 9.375% Sr. Sec. Nts., 10/12/22[6]	15,115,000		17,646,763
Cemex SAB de CV, 5.875% Sr. Sec. Nts., 3/25/19[6]	8,000,000		8,100,000
			70,842,111
Metals & Mining—1.5%
Alrosa Finance SA, 7.75% Nts., 11/3/20[6]	27,135,000		31,909,403
Consolidated Minerals Ltd., 8.875% Sr. Sec. Nts., 5/1/16[6]	9,050,000		8,801,125
CSN Islands XI Corp., 6.875% Sr. Unsec. Nts., 9/21/19[6]	8,655,000		9,650,325
CSN Resources SA, 6.50% Sr. Unsec. Unsub. Nts., 7/21/20[6]	32,230,000		34,631,135
Ferrexpo Finance plc, 7.875% Sr. Unsec. Bonds, 4/7/16[6]	12,720,000		12,751,800
Gerdau Holdings, Inc., 7% Sr. Unsec. Nts., 1/20/20[6]	5,000,000		5,722,500
Gerdau Trade, Inc., 5.75% Sr. Unsec. Nts., 1/30/21[6]	13,000,000		13,942,500
Mexico Generadora de Energia S de RL, 5.50% Sr. Sec. Nts., 12/6/32[6]	9,845,000		10,435,700
Novolipetsk Steel OJSC, 4.95% Nts., 9/26/19[6]	5,395,000		5,477,274
OJSC Novolipetsk Steel via Steel Funding Ltd., 4.45% Unsec. Nts., 2/19/18[6]	14,665,000		14,701,663
Samarco Mineracao SA, 4.125% Sr. Unsec. Nts., 11/1/22[6]	8,935,000		8,716,093
Severstal OAO Via Steel Capital SA: 4.45% Sr. Unsec. Nts., 3/19/18[6]	14,340,000		14,268,300
5.90% Sr. Unsec. Nts., 10/17/22[6]	8,790,000		8,768,025
Vale SA, 5.625% Sr. Unsec. Nts., 9/11/42	12,500,000		12,448,325
			192,224,168
Telecommunication Services—2.9%
Diversified Telecommunication Services—1.0%
Brasil Telecom SA: 5.75% Sr. Unsec. Nts., 2/10/22[6]	25,000,000		26,187,500
9.75% Sr. Unsec. Nts., 9/15/16[6]	30,440,000	BRR	15,703,922
Colombia Telecomunicaciones SA ESP, 5.375% Sr. Unsec. Nts., 9/27/22[6]	4,270,000		4,291,350
Qtel International Finance Ltd., 3.875% Sr. Unsec. Nts., 1/31/28[6]	4,580,000		4,533,238
Telefonica Chile SA, 3.875% Sr. Unsec. Nts., 10/12/22[6]	14,400,000		14,218,502
Telemar Norte Leste SA, 5.50% Sr. Unsec. Nts., 10/23/20[6]	39,565,000		41,444,338
Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts., 2/15/18[6]	20,000,000		20,925,000
			127,303,850
Wireless Telecommunication Services—1.9%
America Movil SAB de CV: 6.45% Sr. Unsec. Nts., 12/5/22	299,600,000	MXN	25,621,646
8.46% Sr. Unsec. Unsub. Bonds, 12/18/36	140,800,000	MXN	13,119,971
Digicel Group Ltd., 8.25% Sr. Unsec. Nts., 9/30/20[6]	4,610,000		4,909,650

22	OPPENHEIMER INTERNATIONAL BOND FUND

	Principal Amount		Value

Wireless Telecommunication Services Continued
Digicel Ltd., 6% Sr. Unsec. Nts., 4/15/21[6]	$8,800,000		$8,778,000
MTS International Funding Ltd., 8.625% Sr. Unsec. Nts., 6/22/20[6]	20,795,000		26,513,625
Vimpel Communications: 8.85% Sr. Unsec. Nts., 3/8/22[7]	199,300,000	RUR	6,459,679
8.85% Sr. Unsec. Nts., 3/8/22[7]	229,300,000	RUR	7,454,153
Vimpel Communications/VIP Finance Ireland Ltd. OJSC: 7.748% Sec. Nts., 2/2/21[6]	14,230,000		15,973,175
9.125% Sr. Unsec. Nts., 4/30/18[6]	29,440,000		35,085,120
VimpelCom, 7.504% Sr. Unsec. Unsub. Nts., 3/1/22[6]	32,375,000		36,107,838
VimpelCom Holdings BV: 5.95% Sr. Unsec. Unsub. Nts., 2/13/23[6]	25,825,000		25,792,719
9% Sr. Unsec. Nts., 2/28/18	554,700,000	RUR	18,353,405
Wind Acquisition Finance SA, 11.75% Sr. Sec. Nts., 7/15/17[6]	16,010,000		17,050,650
			241,219,631
Utilities—2.6%
Electric Utilities—2.0%
Electricite de France SA, 5.25% Perpetual Bonds[6,7,9]	21,980,000		21,892,256
Empresa Distribuidora y Comercializadora Norte SA, 9.75% Nts., 10/25/22[6]	5,080,000		2,438,400
Empresas Publicas de Medellin ESP: 7.625% Sr. Unsec. Nts., 7/29/19[6]	1,955,000		2,400,740
8.375% Sr. Unsec. Unsub. Nts., 2/1/21[6]	25,996,000,000	COP	16,625,763
Eskom Holdings Ltd.: 7.85% Sr. Unsec. Unsub. Nts., Series ES26, 4/2/26	316,000,000	ZAR	34,227,302
10% Nts., Series ES23, 1/25/23	396,000,000	ZAR	51,507,088
Israel Electric Corp. Ltd.: 6.70% Sr. Unsec. Nts., 2/10/17[6]	12,770,000		14,239,648
7.25% Nts., 1/15/19[6]	71,635,000		82,386,984
9.375% Sr. Sec. Nts., 1/28/20[6]	4,460,000		5,607,322
National Power Corp., 5.875% Unsec. Unsub. Bonds, 12/19/16	665,100,000	PHP	18,230,618
Perusahaan Listrik Negara PT, 5.50% Sr. Unsec. Nts., 11/22/21[6]	15,175,000		16,540,750
			266,096,871
Energy Traders—0.2%
Colbun SA, 6% Sr. Unsec. Nts., 1/21/20[6]	19,695,000		22,241,721
Gas Utilities—0.3%
Empresa de Energia de Bogota SA ESP, 6.125% Sr. Unsec. Unsub. Nts., 11/10/21[6]	12,535,000		14,039,200
Gas Natural de Lima y Callao SA, 4.375% Sr. Unsec. Nts., 4/1/23[5,6]	8,795,000		8,816,988
Transportadora de Gas Internacional SA ESP, 5.70% Sr. Unsec. Nts., 3/20/22[6]	12,535,000		13,725,825
			36,582,013

OPPENHEIMER INTERNATIONAL BOND FUND	23

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Principal Amount		Value
Multi-Utilities—0.1%
Abu Dhabi National Energy Co., 3.625% Sr. Unsec. Unsub. Nts., 1/12/23[6]	$12,160,000		$12,312,000
Total Corporate Bonds and Notes (Cost $3,249,435,917)			3,341,953,181
Corporate Loans—0.1%
Hallertau SPC, Sr. Sec. Credit Facilities Term Loan, 7.94%, 9/17/13[10] (Cost $5,543,125)	15,837,500		5,493,909
Structured Securities—3.5%
Citigroup Funding, Inc., Ghana (Republic of) Credit Linked Nts., 13.45%, 2/19/14[7,8]	11,800,000	GHS	5,967,298
Citigroup Global Markets Holdings, Inc.: Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18[8]	11,920,000,000	COP	8,688,756
Colombia (Republic of) Credit Linked Nts., Series 2, 10%, 7/25/24	53,862,000,000	COP	42,335,739
Colombia (Republic of) Credit Linked Nts., Series 2, 10%, 7/25/24[8]	6,450,000,000	COP	5,069,725
Colombia (Republic of) Total Return Linked Bonds, Series 2, 11%, 7/27/20	26,964,000,000	COP	20,209,308
Serbia (Republic of) Credit Linked Bonds, 10.933%, 1/5/14[3,8]	650,000,000	RSD	6,852,558
Credit Suisse First Boston International, Moitk Total Return Linked Nts., 21%, 3/30/11[10]	220,242,600	RUR	—
Credit Suisse First Boston, Inc. (Nassau Branch), Russian Specialized Construction & Installation Administration Total Return Linked Nts., 13%, 5/24/10[10]	64,600,000	RUR	—
Deutsche Bank AG: Coriolanus Ltd. Sec. Credit Linked Bonds, Series 128, 3.006%, 5/6/25[3,8]	4,129,672		3,008,906
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.061%, 5/6/25[3,8]	5,261,837		3,833,809
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.10%, 5/6/25[3,8]	4,542,753		3,309,880
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.134%, 5/6/25[3,8]	4,060,649		2,958,616
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.187%, 5/6/25[3,8]	5,055,838		3,683,717
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.239%, 5/6/25[3,8]	5,770,471		4,204,403
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.266%, 5/6/25[3,8]	4,609,931		3,358,826
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.343%, 5/6/25[3,8]	4,333,139		3,157,154
Opic Reforma I Credit Linked Nts., Cl. 2A, 7.746%, 5/22/15[7,8]	1,273,571	MXN	97,141
Opic Reforma I Credit Linked Nts., Cl. 2B, 7.746%, 5/22/15[7,8]	2,228,143	MXN	169,950
Opic Reforma I Credit Linked Nts., Cl. 2C, 7.746%, 5/22/15[7,8]	33,594,990	MXN	2,562,439
Opic Reforma I Credit Linked Nts., Cl. 2D, 7.746%, 5/22/15[7,8]	2,448,357	MXN	186,747
Opic Reforma I Credit Linked Nts., Cl. 2E, 7.746%, 5/22/15[7,8]	1,778,777	MXN	135,675
Opic Reforma I Credit Linked Nts., Cl. 2F, 7.746%, 5/22/15[7,8]	1,136,016	MXN	86,649
Opic Reforma I Credit Linked Nts., Cl. 2G, 7.746%, 5/22/15[7,8]	209,208	MXN	15,957
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., Cl. B, 10%, 7/30/24[8]	105,210,000,000	COP	82,519,681
Goldman Sachs Group, Inc. (The), United Mexican States Credit Linked Nts., 9.05%, 2/8/37[3,8]	2,839,000,000	MXN	23,283,963
Hallertau SPC Credit Linked Nts.: Series 2007-01, 2.559%, 12/20/17[7,8]	42,470,000		42,274,638
Series 2008-01, 9.888%, 8/2/10[3,8,10]	63,164,246	BRR	—
HSBC Bank plc: Serbia (Republic of) Credit Linked Nts., 10.909%, 1/27/14[3,8]	649,000,000	RSD	6,852,784

24	OPPENHEIMER INTERNATIONAL BOND FUND

	Principal Amount		Value
Structured Securities Continued
HSBC Bank plc: Continued
Serbia (Republic of) Credit Linked Nts., 12.168%, 6/16/14[3,8]	1,287,000,000	RSD	$13,051,880
JPMorgan Chase & Co.: Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16[3,8]	68,635,000,000	COP	33,274,158
Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16[3,8]	90,697,000,000	COP	42,126,533
Colombia (Republic of) Credit Linked Nts., 11%, 7/28/20[8]	12,645,000,000	COP	9,476,650
Colombia (Republic of) Credit Linked Nts., Series 2, 11%, 7/28/20[8]	45,193,500,000	COP	33,869,749
Colombia (Republic of) Credit Linked Nts., Series B, 10%, 7/26/24[8]	17,770,000,000	COP	13,966,801
LB Peru Trust II Certificates, Series 1998-A, 3.795%, 2/28/16[3,10]	1,426,420		142,642
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16[8]	13,289,000,000	COP	8,424,738
Morgan Stanley: Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17[8]	26,120,000	PEN	10,391,524
Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5%, 8/22/34	242,972,415	RUR	3,829,620
Standard Bank plc: Ghana (Republic of) Credit Linked Nts., 13.45%, 2/19/14[7,8]	6,460,000	GHS	3,277,846
Serbia (Republic of) Credit Linked Nts., 11.30%, 1/7/14[3,8]	318,000,000	RSD	3,383,230
Serbia (Republic of) Credit Linked Nts., 12.405%, 2/3/14[3,8]	317,000,000	RSD	3,349,811
Standard Chartered Bank, Ghana (Republic of) Credit Linked Nts., 13.30%, 10/2/13[7,8]	5,820,000	GHS	2,940,395
Total Structured Securities (Cost $429,910,769)			456,329,896

	Expiration Date	Strike Price	Contracts

Options Purchased—0.5%
Australian Dollar (AUD) Put[11]	4/4/13	1 AUD per 1.020USD	94,010,000	9,513
Australian Dollar (AUD) Put[11]	6/13/13	1 AUD per 12.685MXN	48,000,000	452,157
Australian Dollar (AUD) Put[11]	6/14/13	1 AUD per 96.220JPY	125,000,000	2,216,572
Australian Dollar (AUD) Put[11]	6/14/13	1 AUD per 96.500JPY	125,000,000	2,149,577
Australian Dollar (AUD) Put[11]	6/17/13	1 AUD per 96.050JPY	100,000,000	1,727,261
British Pound Sterling (GBP) Put[11]	6/10/13	1 GBP per 1.480USD	191,020,000	1,375,657
British Pound Sterling (GBP) Put[11]	6/10/13	1 GBP per 1.480USD	144,020,000	1,037,180
Canadian Dollar (CAD) Put[11]	4/29/13	1 USD per 1.034CAD	24,300,000	42,099
Canadian Dollar (CAD) Put[11]	4/29/13	1 USD per 1.029CAD	980,000	217,920
Canadian Dollar (CAD) Put[11]	9/12/13	1 CAD per 12.000MXN	48,000,000	626,736

OPPENHEIMER INTERNATIONAL BOND FUND	25

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Expiration Date	Strike Price	Contracts	Value
Options Purchased Continued
Dual digital option with $1,000,000 payout contingent on: British pound (GBP)/United States Dollar (USD) spot rates, and United States Dollar (USD)/India Rupee (INR) spot rates at expire date[11]	8/28/13	Spot trades at or below: 1 GBP per 1.492USD; Spot trades at or below: 1 USD per 54.060INR	522,000	$29,753
Euro (EUR) Call[11]	4/15/13	1 EUR per 1.245CHF	49,000,000	12,141
Euro (EUR) Call[11]	4/18/13	1 EUR per 1.360USD	200,000,000	1,584
Euro (EUR) Call[11]	4/18/13	1 EUR per 1.360USD	200,000,000	1,584
Euro (EUR) Call[11]	5/1/13	1 EUR per 1.296USD	98,000,000	712,798
Euro (EUR) Call[11]	5/2/13	1 EUR per 1.400USD	200,000,000	224
Euro (EUR) Call[11]	5/2/13	1 EUR per 1.375USD	100,000,000	1,816
Euro (EUR) Call[11]	5/2/13	1 EUR per 1.400USD	200,000,000	224
Euro (EUR) Call[11]	5/31/13	1 EUR per 1.315USD	100,000,000	618,831
Euro (EUR) Call[11]	5/31/13	1 EUR per 1.350USD	100,000,000	124,311
Euro (EUR) Call[11]	5/31/13	1 EUR per 1.350USD	100,000,000	124,311
Euro (EUR) Call[11]	6/14/13	1 EUR per 1.340USD	150,000,000	440,144
Euro (EUR) Call[11]	6/18/13	1 EUR per 1.310USD	100,000,000	974,029
Euro (EUR) Call[11]	8/19/13	1 EUR per 1.360USD	200,000,000	959,812
Euro (EUR) Call[11]	9/5/13	1 EUR per 1.320USD	150,000,000	2,231,628
Euro (EUR) Call[11]	9/30/13	1 EUR per 1.314USD	125,000,000	2,396,961
Euro (EUR) Put[11]	5/1/13	1 EUR per 1.296USD	98,000,000	2,047,218
Euro (EUR) Put[11]	5/31/13	1 EUR per 7.479NOK	23,000,000	333,095
Euro (EUR) Put[11]	6/3/13	1 EUR per 1.290USD	300,000,000	6,975,015
Euro (EUR) Put[11]	6/3/13	1 EUR per 1.290USD	200,000,000	4,650,010

26	OPPENHEIMER INTERNATIONAL BOND FUND

	Expiration Date	Strike Price	Contracts	Value
Options Purchased Continued
Euro (EUR) Put[11]	6/3/13	1 EUR per 1.290USD	100,000,000	$2,325,005
Euro (EUR) Put[11]	6/26/13	1 EUR per 1.272USD	200,000,000	3,601,696
Japanese Yen (JPY) Call[11]	4/25/13	1 USD per 87.650JPY	8,765,000,000	38,391
Japanese Yen (JPY) Call[11]	4/25/13	1 USD per 88.000JPY	7,736,000,000	44,405

Japanese Yen (JPY) Call[11]	4/25/13	1 USD per 87.000JPY	17,400,000,000	44,718
Japanese Yen (JPY) Call[11]	5/1/13	1 USD per 89.000JPY	15,345,000,000	264,241
Japanese Yen (JPY) Call[11]	6/3/13	1 USD per 91.000JPY	9,100,000,000	826,007
Japanese Yen (JPY) Call[11]	6/6/13	1 USD per 91.000JPY	18,200,000,000	1,727,180
Japanese Yen (JPY) Call[11]	6/10/13	1 USD per 92.000JPY	9,200,000,000	1,217,712
Japanese Yen (JPY) Call[11]	6/12/13	1 USD per 92.300JPY	9,230,000,000	1,353,949
Japanese Yen (JPY) Put[11]	5/24/13	1 USD per 97.000JPY	21,825,000,000	1,747,528
Japanese Yen (JPY) Put[11]	5/24/13	1 USD per 97.100JPY	24,275,000,000	1,879,856
Japanese Yen (JPY) Put[11]	5/30/13	1 USD per 93.000JPY	9,300,000,000	2,622,414
Japanese Yen (JPY) Put[11]	6/12/13	1 USD per 98.000JPY	19,405,000,000	1,518,441
Japanese Yen (JPY) Put[11]	8/23/13	1 USD per 92.000JPY	9,200,000,000	4,141,012
Japanese Yen (JPY) Put[11]	8/23/13	1 USD per 92.000JPY	9,200,000,000	4,141,012
Japanese Yen (JPY) Put[11]	1/23/14	1 USD per 92.500JPY	9,250,000,000	4,881,225
South Korean Won (KRW) Put[11]	6/14/13	1 USD per 1,120.000KRW	108,640,000,000	1,350,395
U.S. Treasury Nts., 10 yr. Futures, 6/19/13 Put[11]	5/27/13	132.000	2,455	2,109,766
Total Options Purchased (Cost $94,094,863)				68,325,114

OPPENHEIMER INTERNATIONAL BOND FUND	27

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Swaption Expiration Date	Notional Amount		Value
Swaptions Purchased—0.6%
Bank of America NA; Interest Rate Swaption (European); Swap Terms: Paid: 0.87%; Received: Three-Month USD BBA LIBOR; Termination Date: 12/17/16[11]	12/16/14	$200,000,000		$ 1,096,561
Bank of America NA; Interest Rate Swaption (European); Swap Terms: Paid: 2.16875%; Received: Three-Month USD BBA LIBOR; Termination Date: 1/17/24[11]	1/16/14	93,940,000		2,818,732
Bank of America NA; Interest Rate Swaption (European); Swap Terms: Paid: 2.175%; Received: Three-Month USD BBA LIBOR; Termination Date: 5/2/23[11]	5/1/13	156,540,000		462,626
Bank of America NA; Interest Rate Swaption (European); Swap Terms: Paid: 2.24%; Received: Three-Month USD BBA LIBOR; Termination Date: 6/10/23[11]	6/7/13	209,765,000		1,141,891
Bank of America NA; Interest Rate Swaption (European); Swap Terms: Paid: 3.124%; Received: Three-Month USD BBA LIBOR; Termination Date: 4/25/43[11]	11/22/13	100,000,000		4,584,208
Bank of America NA; Credit Default Swaption (European); Swap Terms: Paid: 5.50%; Received: Protection on iTraxx Europe Crossover Series 18 Version 1; Termination Date: 4/17/13[11]	4/18/13	65,980,000	EUR	33,391
Bank of America NA; Credit Default Swaption (European); Swap Terms: Paid: Protection on iTraxx Europe Senior Financials Series 18 Version 1; Received: 1.40%; Termination Date: 6/19/13[11]	6/20/13	87,995,000	EUR	199,876
Bank of America NA; Interest Rate Swaption (European); Swap Terms: Paid: Six-Month AUD BBR BBSW; Received: 4.3725%; Termination Date: 12/5/22[11]	12/5/17	100,000,000	AUD	2,329,567
Barclays Bank plc; Credit Default Swaption (European); Swap Terms: Paid: 1%; Received: Protection on CDX NA HY 19 ; Termination Date: 6/19/13[11]	6/20/13	250,000,000		370,975
Barclays Bank plc; Credit Default Swaption (European); Swap Terms: Paid: 1.02%; Received: Protection on CDX NA HY 19 ; Termination Date: 4/17/13[11]	4/18/13	50,000,000		63,350
Barclays Bank plc; Interest Rate Swaption (European); Swap Terms: Paid: 1.055%; Received: Three-Month USD BBA LIBOR; Termination Date: 4/22/18[11]	4/19/13	196,945,000		177,208
Barclays Bank plc; Credit Default Swaption (European); Swap Terms: Paid: 1.30%; Received: Protection on CDX NA IG 19; Termination Date: 6/19/13[11]	6/20/13	250,000,000		101,450
Barclays Bank plc; Interest Rate Swaption (European); Swap Terms: Paid: 1.3725%; Received: Three-Month USD BBA LIBOR; Termination Date: 12/16/17[11]	12/15/15	234,295,000		2,322,901
Barclays Bank plc; Interest Rate Swaption (European); Swap Terms: Paid: 1.505%; Received: Three-Month USD BBA LIBOR; Termination Date: 1/12/18[11]	1/11/16	130,115,000		1,258,593
Barclays Bank plc; Interest Rate Swaption (European); Swap Terms: Paid: 2.10%; Received: Six-Month GBP BBA LIBOR; Termination Date: 5/28/23[11]	5/29/13	150,000,000	GBP	1,000,295

28	OPPENHEIMER INTERNATIONAL BOND FUND

	Swaption Expiration Date	Notional Amount		Value
Swaptions Purchased Continued
Barclays Bank plc; Interest Rate Swaption (European); Swap Terms: Paid: 2.1175%; Received: Three-Month USD BBA LIBOR; Termination Date: 7/9/23[11]	7/8/13	$100,000,000		$ 1,266,360
Barclays Bank plc; Interest Rate Swaption (European); Swap Terms: Paid: 3.33%; Received: Three-Month USD BBA LIBOR; Termination Date: 6/24/43[11]	6/21/13	43,985,000		319,965
Barclays Bank plc; Interest Rate Swaption (European); Swap Terms: Paid: 3.48%; Received: Three-Month USD BBA LIBOR; Termination Date: 4/27/47[11]	4/26/17	76,880,000		9,459,376
Barclays Bank plc; Interest Rate Swaption (European); Swap Terms: Paid: 3.537%; Received: Six-Month GBP BBA LIBOR; Termination Date: 1/25/46[11]	1/26/16	43,960,000	GBP	5,292,793

Barclays Bank plc; Credit Default Swaption (European); Swap Terms: Paid: Protection on iTraxx Europe Crossover Series 18 Version 1; Received: 4%; Termination Date: 4/17/13[11]	4/18/13	43,995,000		186,612
Barclays Bank plc; Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 0.935%; Termination Date: 2/3/17[11]	1/31/14	371,245,000		3,051,200
Goldman Sachs Bank USA; Interest Rate Swaption (European); Swap Terms: Paid: 2%; Received: Three-Month USD BBA LIBOR; Termination Date: 6/4/23[11]	6/3/13	313,150,000		4,300,331
Goldman Sachs Bank USA; Interest Rate Swaption (European); Swap Terms: Paid: 3.06%; Received: Three-Month USD BBA LIBOR; Termination Date: 8/29/43[11]	8/28/13	26,155,000		1,000,171
Goldman Sachs Bank USA; Interest Rate Swaption (European); Swap Terms: Paid: 3.18%; Received: Three-Month KRW CD KSDA; Termination Date: 11/22/22[11]	11/22/17	108,600,000,000	KRW	1,446,240
Goldman Sachs Bank USA; Interest Rate Swaption (European); Swap Terms: Paid: 3.275%; Received: Six-Month GBP BBA LIBOR; Termination Date: 12/4/45[11]	12/7/15	43,925,000	GBP	6,433,401
Goldman Sachs Bank USA; Interest Rate Swaption (European); Swap Terms: Paid: 3.32%; Received: Three-Month KRW CD KSDA; Termination Date: 1/5/23[11]	1/5/18	87,860,000,000	KRW	1,050,673
Goldman Sachs Bank USA; Interest Rate Swaption (European); Swap Terms: Paid: 3.70%; Received: Three-Month USD BBA LIBOR; Termination Date: 2/21/44[11]	2/20/14	104,640,000		2,073,792
Goldman Sachs Bank USA; Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 1.0425%; Termination Date: 7/29/16[11]	7/26/13	260,960,000		594,945
JPMorgan Chase Bank NA; Credit Default Swaption (European); Swap Terms: Paid: 1.10%: Received: Protection on CDX NA IG 19 ; Termination Date: 4/17/13[11]	4/18/13	250,000,000		9,875
JPMorgan Chase Bank NA; Interest Rate Swaption (European); Swap Terms: Paid: 2.13%: Received: Three-Month USD BBA LIBOR; Termination Date: 5/3/23[11]	5/2/13	78,355,000		329,969

OPPENHEIMER INTERNATIONAL BOND FUND	29

STATEMENT OF INVESTMENTS    Unaudited / Continued

	Swaption Expiration Date	Notional Amount		Value
Swaptions Purchased Continued
JPMorgan Chase Bank NA; Interest Rate Swaption (European); Swap Terms: Paid: 2.484%: Received: Three-Month USD BBA LIBOR; Termination Date: 9/24/23[11]	9/23/13	$187,970,000		$1,706,789
JPMorgan Chase Bank NA; Interest Rate Swaption (European); Swap Terms: Paid: 3.12%: Received: Three-Month KRW CD KSDA; Termination Date: 1/15/15[11]	1/16/15	50,000,000,000	KRW	661,854
UBS AG; Interest Rate Swaption (European); Swap Terms: Paid: 1.146%; Received: Three-Month USD BBA LIBOR; Termination Date: 5/2/18[11]	5/1/13	260,900,000		172,974
UBS AG; Interest Rate Swaption (European); Swap Terms: Paid: 3.22%; Received: Six-Month EUR EURIBOR; Termination Date: 9/23/45[11]	9/22/15	100,000,000	EUR	6,672,956
UBS AG; Interest Rate Swaption (European); Swap Terms: Paid: Six-Month EUR EURIBOR; Received: 2.015%; Termination Date: 1/26/19[11]	1/25/17	369,475,000	EUR	6,811,398
UBS AG; Interest Rate Swaption (European); Swap Terms: Paid: Six-Month GBP BBA LIBOR; Received: 1.205%; Termination Date: 8/27/18[11]	8/28/13	120,465,000	GBP	1,828,003
Total Swaptions Purchased (Cost $93,814,317)				72,631,301
		Shares
Investment Company—2.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.14%[12,13] (Cost $340,194,120)		340,194,120		340,194,120
Total Investments, at Value (Cost $12,824,791,659)		100.2%		12,947,503,178
Liabilities in Excess of Other Assets		(0.2)		(26,315,023)

Net Assets	100.0%	$12,921,188,155

Footnotes to Statement of Investments

* March 28 , 2013 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

Principal amount, notional amount and strike price are reported in U.S. Dollars, except for those denoted in the following currencies:

AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
GHS	Ghana Cedi
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso

MYR	Malaysian Ringgit
NGN	Nigeria Naira
NOK	Norwegian Krone
PEN	Peruvian New Sol
PHP	Philippines Peso
PLZ	Polish Zloty
RSD	Serbian Dinar
RUR	Russian Ruble
SEK	Swedish Krona
TRY	New Turkish Lira
UYU	Uruguay Peso
ZAR	South African Rand

30	OPPENHEIMER INTERNATIONAL BOND FUND

1. All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements under certain derivative contracts. The aggregate market value of such securities is $33,598,870. See Note 6 of the accompanying Notes.

2. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $18,015,480. See Note 6 of the accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after March 28, 2013. See Note 1 of the accompanying Notes.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,963,674,321 or 22.94% of the Fund’s net assets as of March 28, 2013.

7. Represents the current interest rate for a variable or increasing rate security.

8. Restricted security. The aggregate value of restricted securities as of March 28, 2013 was $465,254,180, which represents 3.60% of the Fund’s net assets. See Note 7 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation (Depreciation)
Banco Santander Brasil SA (Cayman Islands), 8% Sr. Unsec. Unsub. Nts., 3/18/16	3/11/13-3/20/13	$11,585,966	$11,223,556	$(362,410)
Bank of India (London), 3.625% Sr. Unsec. Unsub. Nts., 9/21/18	3/14/13	8,767,440	8,848,541	81,101
Citigroup Funding, Inc., Ghana (Republic of) Credit Linked Nts., 13.45%, 2/19/14	2/7/13	6,078,046	5,967,298	(110,748)
Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18	12/9/08	5,062,625	8,688,756	3,626,131
Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Credit Linked Nts., Series 2, 10%, 7/25/24	3/28/12	4,512,270	5,069,725	557,455
Citigroup Global Markets Holdings, Inc., Serbia (Republic of) Credit Linked Bonds, 10.933%, 1/5/14	1/18/13	7,139,803	6,852,558	(287,245)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, Series 128, 3.006%, 5/6/25	10/8/10	2,920,465	3,008,906	88,441
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.343%, 5/6/25	4/16/09	2,985,696	3,157,154	171,458
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.266%, 5/6/25	8/18/09	3,193,836	3,358,826	164,990
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.239%, 5/6/25	9/25/09	4,005,518	4,204,403	198,885
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.187%, 5/6/25	12/17/09	3,523,019	3,683,717	160,698
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.134%, 5/6/25	3/30/10	2,841,088	2,958,616	117,528
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.10%, 5/6/25	5/18/10	3,187,805	3,309,880	122,075
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, 3.061%, 5/6/25	7/16/10	3,703,676	3,833,809	130,133
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2A, 7.746%, 5/22/15	5/21/08	122,792	97,141	(25,651)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2B, 7.746%, 5/22/15	6/12/08	214,813	169,950	(44,863)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2C, 7.746%, 5/22/15	6/18/08	3,259,229	2,562,439	(696,790)

OPPENHEIMER INTERNATIONAL BOND FUND	31

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments Continued

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2D, 7.746%, 5/22/15	7/8/08	$237,353	$186,747	$(50,606)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2E, 7.746%, 5/22/15	7/15/08	172,730	135,675	(37,055)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2F, 7.746%, 5/22/15	8/8/08	111,830	86,649	(25,181)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2G, 7.746%, 5/22/15	8/22/08	20,634	15,957	(4,677)
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., Cl. B, 10%, 7/30/24	9/12/12	74,261,200	82,519,681	8,258,481
Goldman Sachs Group, Inc. (The), United Mexican States Credit Linked Nts., 9.05%, 2/8/37	9/12/12	29,228,378	23,283,963	(5,944,415)
Hallertau SPC Credit Linked Nts., Series 2007-01, 2.559%, 12/20/17	12/13/07	42,470,000	42,274,638	(195,362)
Hallertau SPC Credit Linked Nts., Series 2008-01, 9.888%, 8/2/10	5/6/08	31,666,704	—	(31,666,704)
HSBC Bank plc, Serbia (Republic of) Credit Linked Nts., 10.909%, 1/27/14	1/15/13	7,073,677	6,852,784	(220,893)
HSBC Bank plc, Serbia (Republic of) Credit Linked Nts., 12.168%, 6/16/14	12/11/12	12,797,050	13,051,880	254,830
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24	8/3/06-11/18/09	14,037,019	17,195,824	3,158,805
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Bonds, 10.19%, 1/5/16	12/6/05	11,167,708	33,274,158	22,106,450
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Bonds, 10.218%, 10/31/16	10/16/06	14,183,697	42,126,533	27,942,836
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Nts., 11%, 7/28/20	8/24/10	8,481,450	9,476,650	995,200
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Nts., Series 2, 11%, 7/28/20	10/6/10	30,739,218	33,869,749	3,130,531
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Nts., Series B, 10%, 7/26/24	3/13/13	14,505,845	13,966,801	(539,044)
JPMorgan Hipotecaria su Casita, 8.397% Sec. Nts., 8/26/35	3/21/07	3,092,229	245,030	(2,847,199)
Magyar Export-Import Bank RT, 5.50% Sr. Unsec. Nts., 2/12/18	12/05/12- 12/10/12	8,676,914	8,809,719	132,805
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16	10/20/06	5,679,060	8,424,738	2,745,678
MHP SA, 8.25% Sr. Unsec. Nts., 4/2/20	3/21/13	18,595,000	18,467,159	(127,841)
Morgan Stanley, Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17	7/10/07	8,172,409	10,391,524	2,219,115
Rabobank Capital Funding Trust IV, 5.556% Unsec. Sub. Perpetual Bonds	10/24/12	10,691,555	10,651,764	(39,791)
Standard Bank plc, Ghana (Republic of) Credit Linked Nts., 13.45%, 2/19/14	2/7/13	3,348,926	3,277,846	(71,080)

32	OPPENHEIMER INTERNATIONAL BOND FUND

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation (Depreciation)
Standard Bank plc, Serbia (Republic of) Credit Linked Nts., 11.30%, 1/7/14	12/27/12	$3,410,690	$3,383,230	$(27,460)
Standard Bank plc, Serbia (Republic of) Credit Linked Nts., 12.405%, 2/3/14	12/5/12	3,291,521	3,349,811	58,290
Standard Chartered Bank, Ghana (Republic of) Credit Linked Nts., 13.30%, 10/2/13	2/7/13	3,019,541	2,940,395	(79,146)

		$432,236,425	$465,254,180	$33,017,755

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

10. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

11. Non-income producing security.

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 28, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares September 28, 2012[a]	Gross Additions	Gross Reductions	Shares March 28, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	342,147,098	1,855,480,401	1,857,433,379	340,194,120

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$340,194,120	$278,577

a. September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year. See Note 1 of the accompanying Notes.

13. Rate shown is the 7-day yield as of March 28, 2013.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
Japan	$1,390,829,725	10.7%
Russia	1,291,620,324	10.0
Brazil	1,225,700,550	9.5
Turkey	1,178,071,500	9.1
Mexico	770,523,874	6.0
Australia	567,973,522	4.4
United States	547,844,986	4.2
United Kingdom	514,365,697	4.0
France	433,019,453	3.3
Italy	427,229,993	3.3
Colombia	397,403,176	3.1
South Africa	376,865,103	2.9
Hungary	338,075,692	2.6
Spain	270,969,326	2.1
Peru	269,639,068	2.1
Venezuela	266,381,329	2.1
Germany	219,178,091	1.7
The Netherlands	207,046,593	1.6
Belgium	185,213,112	1.4
Canada	171,600,000	1.3
Nigeria	146,382,848	1.1
Poland	142,695,663	1.1

OPPENHEIMER INTERNATIONAL BOND FUND	33

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments Continued

Geographic Holdings Continued	Value	Percent
Malaysia	$131,904,389	1.0%
United Arab Emirates	107,030,690	0.8
Portugal	104,793,969	0.8
Israel	102,233,954	0.8
Korea, Republic of South	100,115,047	0.8
Ukraine	100,010,321	0.8
Sweden	83,198,086	0.6
Serbia	71,628,808	0.6
Chile	61,061,937	0.5
Philippines	60,505,256	0.5
Ireland	60,147,757	0.5
European Union	42,436,670	0.3
Denmark	42,003,975	0.3
Croatia	41,334,617	0.3
Ivory Coast	40,974,050	0.3
Kazakhstan	40,707,487	0.3
Uruguay	38,965,432	0.3
Supranational	35,381,147	0.3
Sri Lanka	33,978,415	0.3
Switzerland	31,420,879	0.2
India	30,545,816	0.2
China	30,292,686	0.2
Angola	28,738,800	0.2
Dominican Republic	26,689,860	0.2
Finland	23,761,138	0.2
Indonesia	23,193,550	0.2
Tanzania	21,210,600	0.2
Norway	17,721,194	0.1
Trinidad & Tobago	17,621,563	0.1
Jamaica	13,687,650	0.1
Ghana	12,185,539	0.1
Paraguay	10,851,795	0.1
Guatemala	7,796,138	0.1
Bolivia	7,772,700	0.1
Qatar	4,533,238	—
Argentina	2,438,400	—

Total	$12,947,503,178	100.0%

Forward Currency Exchange Contracts as of March 28, 2013 are as follows:
Counterparty/Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Dates	Value	Unrealized Appreciation	Unrealized Depreciation
Bank of America NA:
Australian Dollar (AUD)	Sell	231,000	AUD	5/31/13	$239,387,703	$—	$56,688
Brazilian Real (BRR)	Sell	236,600	BRR	5/3/13	116,650,107	—	1,435,493
Euro (EUR)	Buy	219,200	EUR	4/2/13-5/2/13	280,994,155	602,013	743,026
Euro (EUR)	Sell	219,480	EUR	4/2/13-8/21/13	281,523,727	—	1,039,344
Hungarian Forint (HUF)	Sell	1,567,000	HUF	9/16/13	6,489,478	35,290	—
Mexican Nuevo Peso (MXN)	Buy	210,200	MXN	5/6/13	16,959,448	288,022	—
Mexican Nuevo Peso (MXN)	Sell	2,868,400	MXN	4/4/13-7/25/13	230,584,125	—	8,582,079

34	OPPENHEIMER INTERNATIONAL BOND FUND

Forward Currency Exchange Contracts as of March 28, 2013: Continued
Counterparty/Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Dates	Value	Unrealized Appreciation	Unrealized Depreciation
Bank of America NA: Continued
New Turkish Lira (TRY)	Sell	207,385	TRY	4/29/13	$114,206,198	$—	$226,707
Peruvian New Sol (PEN)	Sell	108,090	PEN	4/30/13-6/11/13	41,678,075	113,029	79,453
Philippines Peso (PHP)	Sell	717,000	PHP	4/10/13	17,568,505	41,712	—
South African Rand (ZAR)	Buy	12,710	ZAR	5/31/13	1,370,690	—	31,251
South African Rand (ZAR)	Sell	2,038,330	ZAR	4/5/13	221,521,395	12,176,829	246,686
South Korean Won (KRW)	Buy	117,438,000	KRW	4/8/13	105,478,349	—	4,497,771
South Korean Won (KRW)	Sell	21,378,000	KRW	4/15/13	19,189,042	176,842	—

						13,433,737	16,938,498
Barclays Bank plc:
Australian Dollar (AUD)	Buy	25,000	AUD	4/22/13	25,986,219	490,969	—
Brazilian Real (BRR)	Sell	380,605	BRR	5/3/13	187,648,411	765,242	—
Euro (EUR)	Buy	15,680	EUR	4/4/13	20,099,987	—	194,323
Euro (EUR)	Sell	128,115	EUR	4/18/13-8/21/13	164,322,818	3,680,952	—
Hungarian Forint (HUF)	Sell	23,019,000	HUF	4/25/13	96,651,072	7,784,257	—
Israeli Shekel (ILS)	Buy	95,390	ILS	4/2/13	26,224,415	1,337,904	—
Israeli Shekel (ILS)	Sell	95,390	ILS	4/2/13	26,224,415	—	1,041,596
Japanese Yen (JPY)	Sell	35,965,000	JPY	7/25/13	382,399,193	24,497,632	—
Mexican Nuevo Peso (MXN)	Buy	1,540,400	MXN	5/6/13	124,283,221	4,556,811	—
New Zealand Dollar (NZD)	Sell	30,775	NZD	4/22/13	25,711,947	—	502,298
Peruvian New Sol (PEN)	Sell	65,410	PEN	5/28/13	25,209,664	162,717	—
Polish Zloty (PLZ)	Buy	135,090	PLZ	4/18/13	41,415,310	—	868,508
Polish Zloty (PLZ)	Sell	79,380	PLZ	5/31/13	24,252,338	200,869	—
Russian Ruble (RUR)	Buy	2,381,860	RUR	4/25/13	76,255,496	—	1,746,207
South African Rand (ZAR)	Buy	1,390	ZAR	4/5/13	151,062	—	4,619

						43,477,353	4,357,551
BNP Paribas:
Euro (EUR)	Buy	206,065	EUR	5/31/13	264,259,077	—	6,205,024
Euro (EUR)	Sell	389,510	EUR	5/31/13	499,510,121	4,877,772	—
Malaysian Ringgit (MYR)	Buy	290,160	MYR	4/25/13	93,796,688	—	1,213,135

						4,877,772	7,418,159
Citibank NA:
Australian Dollar (AUD)	Sell	371,345	AUD	5/31/13	384,828,687	116,537	2,440,221
Canadian Dollar (CAD)	Sell	10,300	CAD	5/31/13	10,125,016	—	104,927
Chilean Peso (CLP)	Buy	552,000	CLP	5/6/13	1,164,580	3,232	—
Colombian Peso (COP)	Sell	120,470,000	COP	6/17/13-9/26/13	65,265,861	404,230	—

OPPENHEIMER INTERNATIONAL BOND FUND	35

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments Continued

Forward Currency Exchange Contracts as of March 28, 2013: Continued
Counterparty/Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Dates	Value	Unrealized Appreciation	Unrealized Depreciation
Citibank NA: Continued
Euro (EUR)	Buy	52,950	EUR	5/31/13	$67,903,420	$—	$613,881
Euro (EUR)	Sell	2,940	EUR	4/2/13-4/3/13	3,768,699	2,041	3,875
Hong Kong Dollar (HKD)	Buy	103,850	HKD	6/20/13	13,383,594	—	3,186
Japanese Yen (JPY)	Buy	16,194,000	JPY	5/31/13	172,103,889	2,673,138	—
Japanese Yen (JPY)	Sell	50,000,000	JPY	9/11/13	531,874,700	—	2,022,847
Malaysian Ringgit (MYR)	Buy	227,610	MYR	4/25/13	73,576,869	656,843	—
Peruvian New Sol (PEN)	Sell	94,920	PEN	4/30/13	36,614,720	141,992	—
Philippines Peso (PHP)	Sell	29,000	PHP	4/10/13	710,581	2,440	—
South African Rand (ZAR)	Sell	221,850	ZAR	4/5/13	24,110,189	—	173,365

						4,000,453	5,362,302
Credit Suisse International:
British Pound Sterling (GBP)	Sell	29,005	GBP	5/31/13	44,056,912	1,324,753	64,768
New Turkish Lira (TRY)	Sell	152,460	TRY	7/17/13	83,079,741	—	9,210,277
Swiss Franc (CHF)	Buy	17,245	CHF	5/31/13	18,180,438	—	350,916

						1,324,753	9,625,961
Deutsche Bank AG:
Australian Dollar (AUD)	Sell	2,345	AUD	5/31/13	2,430,148	—	9,639
British Pound Sterling (GBP)	Buy	12,840	GBP	4/2/13	19,509,823	95,743	—
British Pound Sterling (GBP)	Sell	12,840	GBP	4/2/13	19,509,823	—	126,559
Euro (EUR)	Buy	18,530	EUR	4/25/13	23,756,563	—	245,902
Euro (EUR)	Sell	319,880	EUR	4/4/13-4/25/13	410,102,320	6,666,045	—
Hungarian Forint (HUF)	Sell	15,296,000	HUF	4/17/13-9/16/13	63,873,915	1,046,143	—
Japanese Yen (JPY)	Buy	4,309,000	JPY	4/1/13	45,774,685	41,295	—
Japanese Yen (JPY)	Sell	4,309,000	JPY	4/1/13	45,774,685	—	559,575
Mexican Nuevo Peso (MXN)	Buy	623,790	MXN	5/6/13	50,328,896	328,695	—
Mexican Nuevo Peso (MXN)	Sell	246,400	MXN	5/31/13	19,830,192	—	1,257,094
Norwegian Krone (NOK)	Buy	20,930	NOK	5/31/13	3,574,749	—	17,811
Peruvian New Sol (PEN)	Sell	41,695	PEN	5/13/13	16,077,106	—	71,347
Polish Zloty (PLZ)	Buy	519,250	PLZ	4/25/13	159,097,486	—	6,677,334
Swedish Krona (SEK)	Sell	155,860	SEK	4/25/13	23,904,390	273,873	—

						8,451,794	8,965,261
Goldman Sachs Bank USA:
Australian Dollar (AUD)	Buy	39,745	AUD	5/31/13	41,188,157	896,266	—
Brazilian Real (BRR)	Buy	228,350	BRR	1/20/15	101,183,501	1,183,501	—

36	OPPENHEIMER INTERNATIONAL BOND FUND

Forward Currency Exchange Contracts as of March 28, 2013: Continued
Counterparty/ Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Dates	Value	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs Bank USA: Continued
Colombian Peso (COP)	Sell	134,340,000	COP	5/28/13	$73,212,479	$722,579	$—
Euro (EUR)	Buy	233,065	EUR	4/2/13-5/31/13	298,834,301	85,219	9,570,094
Euro (EUR)	Sell	602,200	EUR	4/2/13-8/21/13	772,500,470	19,056,346	90,516
Hungarian Forint (HUF)	Sell	7,049,000	HUF	4/25/13	29,597,003	176,742	—
Japanese Yen (JPY)	Buy	54,257,000	JPY	5/31/13	576,623,484	—	46,027,879
Japanese Yen (JPY)	Sell	48,546,000	JPY	7/25/13	516,167,141	22,255,386	—
Mexican Nuevo Peso (MXN)	Buy	1,613,900	MXN	5/16/13	130,081,596	4,391,386	—
Mexican Nuevo Peso (MXN)	Sell	1,024,400	MXN	5/16/13	82,567,437	—	2,787,370
Peruvian New Sol (PEN)	Sell	49,850	PEN	6/25/13	19,206,368	—	50
Polish Zloty (PLZ)	Sell	6,000	PLZ	4/25/13	1,838,392	32,642	—
South African Rand (ZAR)	Buy	107,560	ZAR	4/5/13	11,689,393	—	68,355
South African Rand (ZAR)	Sell	510	ZAR	4/5/13	55,426	741	—
South Korean Won (KRW)	Sell	32,042,000	KRW	4/15/13	28,761,123	288,741	—

						49,089,549	58,544,264
HSBC Bank USA NA
New Turkish Lira (TRY)	Buy	152,460	TRY	7/17/13	83,079,741	4,794,760	—
JPMorgan Chase Bank NA:
Chilean Peso (CLP)	Buy	3,108,000	CLP	5/6/13	6,557,091	86,808	—
Colombian Peso (COP)	Sell	111,490,000	COP	4/9/13	61,023,606	1,226,534	—
Euro (EUR)	Buy	99,935	EUR	4/3/13	128,104,551	—	1,136,065
Euro (EUR)	Sell	173,455	EUR	4/3/13-4/25/13	222,357,507	1,483,465	—
Hungarian Forint (HUF)	Sell	19,707,000	HUF	9/16/13	81,613,368	770,649	—
Japanese Yen (JPY)	Buy	4,662,000	JPY	6/11/13	49,549,950	1,009,900	—
Malaysian Ringgit (MYR)	Buy	479,040	MYR	6/27/13	154,367,390	725,515	—
Mexican Nuevo Peso (MXN)	Buy	1,024,400	MXN	5/16/13	82,567,437	2,920,112	—
Mexican Nuevo Peso (MXN)	Sell	216,710	MXN	5/6/13-5/23/13	17,457,760	—	559,770
New Turkish Lira (TRY)	Sell	78,880	TRY	6/17/13	43,159,270	—	74,280
Peruvian New Sol (PEN)	Sell	18,820	PEN	4/30/13	7,259,682	—	12,859
Russian Ruble (RUR)	Buy	1,675,500	RUR	6/13/13	53,211,062	—	420,390
Russian Ruble (RUR)	Sell	444,500	RUR	4/25/13	14,230,714	287,857	—
South African Rand (ZAR)	Sell	539,160	ZAR	5/15/13	58,274,909	1,915,321	—
South Korean Won (KRW)	Sell	18,140,000	KRW	4/8/13	16,292,659	—	1,684

						10,426,161	2,205,048

OPPENHEIMER INTERNATIONAL BOND FUND	37

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments Continued

Forward Currency Exchange Contracts as of March 28, 2013: Continued
Counterparty/ Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Dates	Value	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley Capital Services, Inc.:
Australian Dollar (AUD)	Buy	48,855	AUD	5/31/13	$50,628,945	$910,384	$—
Australian Dollar (AUD)	Sell	25,000	AUD	4/22/13	25,986,219	—	240,969
Canadian Dollar (CAD)	Buy	7,680	CAD	5/31/13	7,549,527	—	114,532
Japanese Yen (JPY)	Sell	4,800,000	JPY	6/11/13	51,016,680	—	1,050,511
New Zealand Dollar (NZD)	Buy	30,775	NZD	4/22/13	25,711,947	—	48,636
Peruvian New Sol (PEN)	Sell	99,950	PEN	5/8/13-6/10/13	38,532,670	169,594	8,775

						1,079,978	1,463,423
Nomura Global Financial Products, Inc.:
British Pound Sterling (GBP)	Buy	12,770	GBP	4/3/13	19,403,137	—	878
British Pound Sterling (GBP)	Sell	12,770	GBP	4/3/13	19,403,137	—	55,310
Euro (EUR)	Buy	11,305	EUR	4/3/13-5/31/13	14,493,710	—	192,041
Euro (EUR)	Sell	131,720	EUR	4/2/13-8/21/13	168,921,971	1,069,888	386,556
Japanese Yen (JPY)	Buy	4,287,000	JPY	4/1/13	45,540,978	50,741	—
Japanese Yen (JPY)	Sell	55,232,000	JPY	4/1/13-6/11/13	587,006,917	—	2,332,399

						1,120,629	2,967,184
Nomura International plc
South Korean Won (KRW)	Sell	175,000	KRW	4/8/13	157,178	2,282	—
The Royal Bank of Scotland plc:
Euro (EUR)	Sell	63,790	EUR	4/25/13	81,782,576	1,223,855	—
New Turkish Lira (TRY)	Buy	33,230	TRY	4/29/13	18,299,645	—	42,243
Swedish Krona (SEK)	Buy	155,860	SEK	4/25/13	23,904,390	—	487,061

						1,223,855	529,304

Total unrealized appreciation and depreciation						$143,303,076	$118,376,955

Spot Currency Exchange Contracts as of March 28, 2013 are as follows:
Broker/Contract Description	Buy/Sell	Contract Amount (000’s)		Expiration Date	Value	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs & Co.
Australian Dollar (AUD)	Sell	536	AUD	4/3/13	$557,617	$284	$—
JPMorgan Chase
Euro (EUR)	Buy	1,691	EUR	4/2/13	2,168,240	—	6,197
Morgan Stanley & Co., Inc.
Brazilian Real (BRR)	Sell	47,487	BRR	4/1/13	23,499,854	71,738	—

Total unrealized appreciation and depreciation						$72,022	$6,197

38	OPPENHEIMER INTERNATIONAL BOND FUND

Futures Contracts as of March 28, 2013 are as follows:
Contract Description	Buy/Sell	Number of Contracts	Expiration Date	Value	Unrealized Appreciation (Depreciation)
Australian Treasury Bonds, 3 yr.	Sell	7,388	6/17/13	$838,164,631	$(2,566,530)
Australian Treasury Bonds, 10 yr.	Sell	484	6/17/13	61,276,598	(674,321)
CBOE Volatility Index	Sell	325	5/21/13	5,070,000	4,638
U.S. Long Bonds	Sell	210	6/19/13	30,338,438	(253,669)
U.S. Treasury Nts., 5 yr.	Sell	3,462	6/28/13	429,477,330	(1,550,752)
U.S. Treasury Nts., 10 yr.	Sell	795	6/19/13	104,927,578	(1,014,633)

					$(6,055,267)

Written Options as of March 28, 2013 are as follows:
Description	Type	Number of Contracts	Exercise Price	Expiration Date	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar (AUD)	Put	94,010,000	1AUD per 1.005USD	4/4/13	$270,213	$(84)	$270,129
Australian Dollar (AUD)	Put	48,000,000	1AUD per 12.450MXN	6/13/13	294,412	(201,684)	92,728
Australian Dollar (AUD)	Call	48,000,000	1AUD per 13.200USD	6/13/13	321,626	(335,515)	(13,889)
British Pound Sterling (GBP)	Call	33,500,000	1GBP per 1.563USD	5/31/13	812,890	(437,246)	375,644
British Pound Sterling (GBP)	Put	191,020,000	1GBP per 1.440USD	6/10/13	1,655,914	(390,810)	1,265,104
British Pound Sterling (GBP)	Put	144,020,000	1GBP per 1.440USD	6/10/13	1,304,476	(294,652)	1,009,824
British Pound Sterling (GBP)	Put	33,500,000	1GBP per 1.563USD	5/31/13	812,890	(989,022)	(176,132)
Canadian Dollar (CAD)	Put	48,000,000	1CAD per 11.650MXN	9/12/13	271,028	(251,462)	19,566
Canadian Dollar (CAD)	Call	48,000,000	1CAD per 12.790MXN	9/12/13	468,224	(521,694)	(53,470)
Canadian Dollar (CAD)	Put	1,015,000	1USD per 1.068CAD	1/29/14	184,459	(210,868)	(26,409)
Euro (EUR)	Put	200,000,000	1EUR per 1.232USD	6/26/13	1,504,026	(1,499,000)	5,026
Euro (EUR)[1]	Put	150,000,000	1EUR per 1.240USD	9/5/13	1,460,100	(2,033,307)	(573,207)
Euro (EUR)	Put	300,000,000	1EUR per 1.250USD	6/3/13	2,475,000	(2,609,499)	(134,499)
Euro (EUR)	Put	200,000,000	1EUR per 1.250USD	6/3/13	1,680,000	(1,739,666)	(59,666)
Euro (EUR)	Put	100,000,000	1EUR per 1.250USD	6/14/13	668,750	(992,684)	(323,934)
Euro (EUR)	Put	100,000,000	1EUR per 1.250USD	5/31/13	745,786	(904,142)	(158,356)
Euro (EUR)	Put	100,000,000	1EUR per 1.250USD	6/3/13	762,500	(869,833)	(107,333)
Euro (EUR)	Put	100,000,000	1EUR per 1.253USD	5/31/13	720,475	(904,142)	(183,667)
Euro (EUR)	Put	100,000,000	1EUR per 1.270USD	5/31/13	942,340	(1,402,639)	(460,299)
Euro (EUR)	Put	200,000,000	1EUR per 1.300USD	8/19/13	3,520,400	(7,529,170)	(4,008,770)

OPPENHEIMER INTERNATIONAL BOND FUND	39

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments Continued

Written Options as of March 28, 2013: Continued
Description	Type	Number of Contracts	Exercise Price		Expiration Date	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Euro (EUR)[2]	Call	100,000,000	1EUR per 1.340USD		6/18/13	$448,230	$(292,352)	$155,878
Euro (EUR)	Call	125,000,000	1EUR per 1.366USD		9/30/13	767,351	(795,810)	(28,459)
Euro (EUR)[3]	Call	150,000,000	1EUR per 1.380USD		9/5/13	820,755	(454,466)	366,289
Euro (EUR)	Call	100,000,000	1EUR per 1.380USD		5/31/13	358,800	(24,041)	334,759
Euro (EUR)	Put	23,000,000	1EUR per 7.328NOK		5/31/13	132,198	(120,879)	11,319
France (Republic of) Bonds, 2.75%, 10/25/27	Put	43,950,000	98.875	EUR	10/22/13	1,638,855	(1,013,057)	625,798
Japanese Yen (JPY)	Put	10,150,000,000	1USD per 101.500JPY		1/23/14	695,000	(1,556,503)	(861,503)
Japanese Yen (JPY)	Put	20,396,000,000	1USD per 103.000JPY		6/12/13	851,484	(307,164)	544,320
Japanese Yen (JPY)	Call	8,321,000,000	1USD per 83.210JPY		1/23/14	1,571,000	(881,527)	689,473
Japanese Yen (JPY)	Call	8,940,000,000	1USD per 89.400JPY		6/17/13	475,000	(637,064)	(162,064)
Japanese Yen (JPY)[4]	Call	8,900,000,000	1USD per 89.000JPY		5/30/13	890,000	(285,690)	604,310
Japanese Yen (JPY)	Call	11,351,250,000	1USD per 90.810JPY		6/14/13	850,000	(1,142,276)	(292,276)
Japanese Yen (JPY)	Call	11,362,500,000	1USD per 90.900JPY		6/14/13	850,625	(1,171,815)	(321,190)
Japanese Yen (JPY)	Call	4,256,000,000	1USD per 94.350JPY		4/4/13	289,101	(404,022)	(114,921)
Japanese Yen (JPY)	Call	4,256,000,000	1USD per 94.350JPY		4/4/13	355,140	(355,121)	19
Japanese Yen (JPY)	Put	4,256,000,000	1USD per 94.350JPY		4/4/13	291,672	(307,028)	(15,356)
Japanese Yen (JPY)	Put	4,256,000,000	1USD per 94.350JPY		4/4/13	355,140	(355,121)	19
Japanese Yen (JPY)[5]	Put	9,500,000,000	1USD per 95.000JPY		8/23/13	1,830,001	(2,439,695)	(609,694)
Japanese Yen (JPY)[5]	Put	9,500,000,000	1USD per 95.000JPY		8/23/13	1,870,001	(2,544,005)	(674,004)
Japanese Yen (JPY)	Put	9,600,000,000	1USD per 96.000JPY		5/30/13	845,000	(1,152,672)	(307,672)
Portugal (Republic of) Sr. Unsec. Bonds, 4.95%, 10/25/23	Put	17,580,000	90.100	EUR	4/22/13	480,091	(347,494)	132,597
South Korean Won (KRW)[6]	Put	110,580,000,000	1USD per 1,140.000KRW		6/14/13	955,453	(842,620)	112,833
Spain (Kingdom of) Bonds, 5.50%, 7/30/17	Put	50,000,000	104.430	EUR	7/8/13	1,059,682	(387,732)	671,950

40	OPPENHEIMER INTERNATIONAL BOND FUND

Written Options as of March 28, 2013: Continued
Description	Type	Number of Contracts	Exercise Price		Expiration Date	Premiums Received	Value	Unrealized Appreciation/ (Depreciation)
Spain (Kingdom of) Sr. Unsec. Bonds, 5.40%, 1/31/23	Put	43,985,000	97.660	EUR	5/21/13	$397,291	$(76,940)	$320,351
U.S. Treasury Nts., 10 yr. Futures, 6/19/13	Put	1,567	130.500		5/27/13	512,009	(563,141)	(51,132)

						$40,465,388	$(42,575,354)	$(2,109,966)

Exercise price is reported in U.S. Dollars (USD), except for those denoted in the following currency:

EUR	Euro

1. Knock-in option becomes eligible for exercise if at expiration spot rates are less than or equal to 1.20 USD per 1 EUR.

2. Knock-in option becomes eligible for exercise if at any time spot rates are equal to or greater than 1.36 USD per 1 EUR.

3. Knock-in option becomes eligible for exercise if at expiration spot rates are equal to or greater than 1.40 USD per 1 EUR.

4. Knock-in option becomes eligible for exercise if at expiration spot rates are less than or equal to 85.50 JPY per 1 USD.

5. Knock-in option becomes eligible for exercise if at any time spot rates are greater than or equal to 97 JPY per 1 USD.

6. Knock-in option becomes eligible for exercise if at any time spot rates are greater than or equal to 1,170 KRW per 1 USD.

Credit Default Swap Contracts as of March 28, 2013 are as follows:
Reference Entity/ Swap Counterparty	Buy/Sell Credit Protection	Notional Amount (000’s)		Pay/ Receive Fixed Rate	Termination Date	Upfront Payment Received/ (Paid)	Value	Unrealized Appreciation (Depreciation)
Banco Bilbao Vizcaya Argentaria Senior Finance SAU:
UBS AG	Sell	4,405	EUR	3.00%	12/20/17	$171,759	$(103,593)	$68,166
UBS AG	Sell	4,405	EUR	3.00	12/20/17	176,637	(103,593)	73,044

	Total	8,810	EUR			348,396	(207,186)	141,210
Banco Santander SA:
Barclays Bank plc	Sell	20,000	EUR	3.00	9/20/17	(72,103)	(225,962)	(298,065)
UBS AG	Sell	8,850	EUR	3.00	9/20/17	(31,905)	(99,988)	(131,893)

	Total	28,850	EUR			(104,008)	(325,950)	(429,958)
Belgium (Kingdom of)
JPMorgan Chase Bank NA	Buy	25,000		1.00	3/20/18	214,879	(202,497)	12,382

	Total	25,000				214,879	(202,497)	12,382
France (Republic of)
JPMorgan Chase Bank NA	Sell	25,000		0.25	3/20/18	828,486	(703,137)	125,349

	Total	25,000				828,486	(703,137)	125,349
Ireland (Republic of):
Goldman Sachs Bank USA	Buy	21,975		1.00	3/20/18	(923,121)	900,701	(22,420)
Goldman Sachs Bank USA	Buy	19,335	EUR	1.00	3/20/18	(715,358)	643,751	(71,607)

	Total	21,975				(1,638,479)	1,544,452	(94,027)

	Total	19,335	EUR
Italy (Republic of)
Goldman Sachs Bank USA	Sell	22,000		1.00	3/20/23	3,517,301	(3,765,855)	(248,554)

		22,000				3,517,301	(3,765,855)	(248,554)
Portugal (Republic of):
JPMorgan Chase Bank NA	Sell	9,395		1.00	12/20/22	2,399,640	(2,236,263)	163,377
JPMorgan Chase Bank NA	Sell	4,395		1.00	12/20/22	1,133,421	(1,046,128)	87,293
UBS AG	Sell	4,385		1.00	12/20/22	1,186,386	(1,043,748)	142,638

OPPENHEIMER INTERNATIONAL BOND FUND	41

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments Continued

Credit Default Swap Contracts as of March 28, 2013: Continued
Reference Entity/ Swap Counterparty	Buy/Sell Credit Protection	Notional Amount (000’s)		Pay/ Receive Fixed Rate	Termination Date	Upfront Payment Received/ (Paid)	Value	Unrealized Appreciation (Depreciation)
Portugal (Republic of): Continued
UBS AG	Sell	13,180		1.00%	12/20/22	$3,430,827	$(3,137,195)	$293,632
UBS AG	Buy	13,180		1.00	12/20/17	(2,013,977)	1,637,031	(376,946)

	Total	44,535				6,136,297	(5,826,303)	309,994
Santander International Debt SAU
Bank of America NA	Sell	5,000	EUR	3.00	12/20/17	(106,114)	(75,435)	(181,549)

	Total	5,000	EUR			(106,114)	(75,435)	(181,549)
Spain (Kingdom of):
Barclays Bank plc	Buy	25,000	EUR	1.00	3/20/18	(2,103,569)	2,200,191	96,622
Goldman Sachs Bank USA	Buy	50,000	EUR	1.00	3/20/18	(4,390,240)	4,400,382	10,142
Goldman Sachs Bank USA	Buy	58,705	EUR	1.00	3/20/23	(10,127,588)	9,981,005	(146,583)
Goldman Sachs Bank USA	Buy	43,950	EUR	1.00	3/20/18	(3,476,446)	3,867,935	391,489
Goldman Sachs International	Buy	36,000	EUR	1.00	3/20/23	(5,651,642)	6,120,708	469,066
UBS AG	Buy	5,000	EUR	1.00	9/20/17	(392,044)	382,477	(9,567)
UBS AG	Buy	8,850	EUR	1.00	9/20/17	(674,976)	676,984	2,008

	Total	227,505	EUR			(26,816,505)	27,629,682	813,177
Telefonica SA
UBS AG	Sell	5,000	EUR	1.00	9/20/17	627,078	(322,964)	304,114

	Total	5,000	EUR			627,078	(322,964)	304,114

		Grand Total Buys				(30,254,082)	30,608,668	354,586
		Grand Total Sells				13,261,413	(12,863,861)	397,552

		Total Credit Default Swaps				$(16,992,669)	$17,744,807	$752,138

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

Type of Reference Asset on which the Fund Sold Protection	Total Maximum Potential Payments for Selling Credit Protection (Undiscounted)		Amount Recoverable*	Reference Asset Rating Range**
Investment Grade Single Name Corporate Debt	47,660,000	EUR	—	BBB to BBB-
Investment Grade Sovereign Debt	$47,000,000		$—	AAA to BBB+
Non-Investment Grade Sovereign Debt	$31,355,000		$13,180,000	BB

Total EUR	47,660,000	EUR	$—

Total USD	$78,355,000		$13,180,000

*Amounts recoverable includes potential payments from related purchased protection for instances where the Fund is the seller of protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

42	OPPENHEIMER INTERNATIONAL BOND FUND

Interest Rate Swap Contracts as of March 28, 2013 are as follows:
Interest Rate/ Swap Counterparty	Notional Amount (000’s)		Paid by the Fund	Received by the Fund	Termination Date	Value
BZDI:
Bank of America NA	92,410	BRR	BZDI	8.090%	1/2/15	$1,196
Bank of America NA	37,730	BRR	BZDI	8.505	1/2/15	27,964
Deutsche Bank AG	158,480	BRR	BZDI	8.080	1/2/15	31,442
Goldman Sachs International	851,500	BRR	BZDI	7.220	10/1/13	(377,114)
Goldman Sachs International	105,720	BRR	BZDI	8.080	1/2/15	(24,487)
Goldman Sachs International	147,700	BRR	BZDI	7.785	1/2/15	(549,970)
JPMorgan Chase Bank NA	300,000	BRR	BZDI	8.700	1/2/17	(581,300)

Total	1,693,540	BRR				(1,472,269)
MXN TIIE BANXICO:
Credit Suisse International	103,400	MXN	5.780%	MXN TIIE BANXICO	1/6/23	(161,317)
Goldman Sachs International	380,000	MXN	5.750	MXN TIIE BANXICO	1/9/23	(515,360)
Goldman Sachs International	148,700	MXN	5.780	MXN TIIE BANXICO	1/6/23	(231,990)
JPMorgan Chase Bank NA	242,600	MXN	5.750	MXN TIIE BANXICO	1/9/23	(329,017)

Total where Fund pays a fixed rate	874,700	MXN				(1,237,684)

Bank of America NA	100,000	MXN	MXN TIIE BANXICO	6.315	3/19/13	(38,850)
Bank of America NA	200,000	MXN	MXN TIIE BANXICO	6.390	2/8/33	27,035
Credit Suisse International	71,100	MXN	MXN TIIE BANXICO	6.645	12/24/32	200,175
Goldman Sachs International	93,800	MXN	MXN TIIE BANXICO	6.640	12/24/32	264,084
Goldman Sachs International	200,000	MXN	MXN TIIE BANXICO	6.360	2/8/33	20,367
Goldman Sachs International	245,000	MXN	MXN TIIE BANXICO	6.590	12/27/32	567,284
JPMorgan Chase Bank NA	140,000	MXN	MXN TIIE BANXICO	6.590	12/27/32	(47,686)
JPMorgan Chase Bank NA	155,200	MXN	MXN TIIE BANXICO	6.590	1/9/23	359,357

Total where Fund pays a variable rate	1,205,100	MXN				1,351,766

Total	2,079,800	MXN				114,082
Six-Month EUR EURIBOR:
JPMorgan Chase Bank NA	250,000	EUR	Six-Month EUR EURIBOR	1.406	3/26/18	60,040
UBS AG	250,000	EUR	Six-Month EUR EURIBOR	1.405	3/29/18	44,394

Total	500,000	EUR				104,434

OPPENHEIMER INTERNATIONAL BOND FUND	43

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments Continued

Interest Rate Swap Contracts as of March 28, 2013 are as follows:
Interest Rate/ Swap Counterparty	Notional Amount (000’s)		Paid by the Fund	Received by the Fund	Termination Date	Value
Six-Month PLZ WIBOR WIBO
JPMorgan Chase Bank NA	125,000	PLZ	Six-Month PLZ WIBOR WIBO	3.410%	3/23/20	$(53,171)
Three-Month CAD BA CDOR
Bank of America NA	307,975	CAD	Three-Month CAD BA CDOR	1.735	3/14/16	411,296
Three-Month KRW CD KSDA
JPMorgan Chase Bank NA	25,000,000	KRW	Three-Month KRW CD KSDA	2.960	3/15/23	333,216
Three-Month USD BBA LIBOR:
Bank of America NA	26,900		2.023%	Three-Month USD BBA LIBOR	3/21/23	(56,513)
Goldman Sachs Bank USA	26,500		2.025	Three-Month USD BBA LIBOR	3/21/23	(61,843)

Total	53,400					(118,356)

				Total Interest Rate Swaps		$(680,768)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
KRW	South Korean Won
MXN	Mexican Nuevo Peso
PLZ	Polish Zloty

Abbreviations/Definitions are as follows:

BA CDOR	Canada Bankers Acceptances Deposit Offering Rate
BANXICO	Banco de Mexico
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
BZDI	Brazil Interbank Deposit Rate
CD	Certificate of Deposit
EURIBOR	Euro Interbank Offered Rate
KSDA	Korean Securities Dealers Assn.
TIIE	Interbank Equilibrium Interest Rate
WIBOR WIBO	Poland Warsaw Interbank Offer Bid Rate

44	OPPENHEIMER INTERNATIONAL BOND FUND

Volatility Swaps as of March 28, 2013 are as follows:
Reference Entity/ Swap Counterparty	Notional Amount (000’s)		Paid by the Fund	Received by the Fund	Termination Date	Value
CAD/JPY spot exchange rate
Credit Suisse International	77	CAD	13.800%	The Historic Volatility of the mid CAD/JPY spot exchange rate during the period 3/8/13 to 4/10/13	4/12/13	$(215,191)
CAD/USD spot exchange rate
Royal Bank of Scotland plc (The)	75		The Historic Volatility of the mid CAD/USD spot exchange rate during the period 3/7/13 to 4/7/13	6.250	4/8/13	113,478
CHF/NOK spot exchange rate
Credit Suisse International	71	CHF	7.750	The Historic Volatility of the mid CHF/NOK spot exchange rate during the period 3/19/13 to 4/18/13	4/22/13	(86,770)
JPY/GBP spot exchange rate:
Goldman Sachs Bank USA	50	GBP	The Historic Volatility of the mid JPY/GBP spot exchange rate during the period 3/26/13 to 4/25/13	11.700	4/30/13	21,516
Royal Bank of Scotland plc (The)	50	GBP	The Historic Volatility of the mid JPY/GBP spot exchange rate during the period 3/27/13 to 4/30/13	11.850	5/2/13	9,811

				Reference Entity Total		31,327
JPY/NZD spot exchange rate
JPMorgan Chase Bank NA	91	NZD	15.500	The Historic Volatility of the mid JPY/NZD spot exchange rate during the period 3/1/13 to 4/3/13	4/5/13	(417,727)
NOK/CHF spot exchange rate
JPMorgan Chase Bank NA	71	CHF	6.800	The Historic Volatility of the mid NOK/CHF spot exchange rate during the period 3/18/13 to 4/18/13	4/22/13	17,999
NOK/GBP spot exchange rate
Royal Bank of Scotland plc (The)	50	GBP	10.750	The Historic Volatility of the mid NOK/GBP spot exchange rate during the period 3/14/13 to 4/16/13	4/18/13	(147,654)

OPPENHEIMER INTERNATIONAL BOND FUND	45

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments Continued

Volatility Swaps as of March 28, 2013: Continued
Reference Entity/ Swap Counterparty	Notional Amount (000’s)		Paid by the Fund	Received by the Fund	Termination Date	Value
NZD/AUD spot exchange rate
Deutsche Bank AG	72	AUD	6.600%	The Historic Volatility of the mid NZD/AUD spot exchange rate during the period 3/15/13 to 4/17/13	4/19/13	$(85,374)
NZD/JPY spot exchange rate:
Bank of America NA	90	NZD	The Historic Volatility of the mid NZD/JPY spot exchange rate during the period 3/28/13 to 5/1/13	13.000%	5/3/13	—

Total where Fund pays a variable rate						—

Citibank NA	91	NZD	15.150	The Historic Volatility of the mid NZD/JPY spot exchange rate during the period 2/28/13 to 4/2/13	4/4/13	(404,969)

Total where Fund pays a fixed rate						(404,969)

Total				Reference Entity Total		(404,969)
USD/CAD spot exchange rate:
Bank of America NA	75		The Historic Volatility of the mid USD/CAD spot exchange rate during the period 3/6/13 to 4/5/13	6.500	4/8/13	134,234
Deutsche Bank AG	75		The Historic Volatility of the mid USD/CAD spot exchange rate during the period 3/5/13 to 4/5/13	6.575	4/8/13	126,898
Morgan Stanley Capital Services, Inc.	75		The Historic Volatility of the mid USD/CAD spot exchange rate during the period 3/13/13 to 4/12/13	5.550	4/15/13	10,826
Morgan Stanley Capital Services, Inc.	75		The Historic Volatility of the mid USD/CAD spot exchange rate during the period 3/11/13 to 4/11/13	5.950	4/12/13	58,626
Morgan Stanley Capital Services, Inc.	75		The Historic Volatility of the mid USD/CAD spot exchange rate during the period 3/4/13 to 4/4/13	6.700	4/5/13	148,018

				Reference Entity Total		478,602

				Total Volatility Swaps		$(716,279)

46	OPPENHEIMER INTERNATIONAL BOND FUND

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
GBP	British Pounds Sterling
NZD	New Zealand Dollar

Abbreviations/Definitions are as follows:

JPY	Japanese Yen
NOK	Norwegian Krone

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.

Swap Summary as of March 28, 2013 is as follows:
Swap Counterparty	Swap Type from Fund Perspective	Notional Amount (000’s)		Value
Bank of America NA:
	Credit Default Sell Protection	5,000	EUR	$(75,435)
	Interest Rate	130,140	BRR	29,160
	Interest Rate	307,975	CAD	411,296
	Interest Rate	300,000	MXN	(11,815)
	Interest Rate	26,900		(56,513)
	Volatility	90	NZD	—
	Volatility	75		134,234

				430,927
Barclays Bank plc:
	Credit Default Buy Protection	25,000	EUR	2,200,191
	Credit Default Sell Protection	20,000	EUR	(225,962)

				1,974,229
Citibank NA	Volatility	91	NZD	(404,969)
Credit Suisse International:
	Interest Rate	174,500	MXN	38,858
	Volatility	77	CAD	(215,191)
	Volatility	71	CHF	(86,770)

				(263,103)
Deutsche Bank AG:
	Interest Rate	158,480	BRR	31,442
	Volatility	72	AUD	(85,374)
	Volatility	75		126,898

				72,966
Goldman Sachs Bank USA:
	Credit Default Buy Protection	171,990	EUR	18,893,073
	Credit Default Buy Protection	21,975		900,701
	Credit Default Sell Protection	22,000		(3,765,855)
	Interest Rate	26,500		(61,843)
	Volatility	50	GBP	21,516

				15,987,592
Goldman Sachs International:
	Credit Default Buy Protection	36,000	EUR	6,120,708
	Interest Rate	1,104,920	BRR	(951,571)
	Interest Rate	1,067,500	MXN	104,385

				5,273,522

OPPENHEIMER INTERNATIONAL BOND FUND	47

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments Continued

Swap Summary as of March 28, 2013: Continued
Swap Counterparty	Swap Type from Fund Perspective	Notional Amount (000’s)		Value
JPMorgan Chase Bank NA:
	Credit Default Buy Protection	$25,000		$(202,497)
	Credit Default Sell Protection	38,790		(3,985,528)
	Interest Rate	300,000	BRR	(581,300)
	Interest Rate	250,000	EUR	60,040
	Interest Rate	25,000,000	KRW	333,216
	Interest Rate	537,800	MXN	(17,346)
	Interest Rate	125,000	PLZ	(53,171)
	Volatility	71	CHF	17,999
	Volatility	91	NZD	(417,727)

				(4,846,314)
Morgan Stanley Capital Services, Inc.	Volatility	225		217,470
Royal Bank of Scotland plc (The):
	Volatility	100	GBP	(137,843)
	Volatility	75		113,478

				(24,365)
UBS AG:
	Credit Default Buy Protection	13,850	EUR	1,059,461
	Credit Default Buy Protection	13,180		1,637,031
	Credit Default Sell Protection	22,660	EUR	(630,138)
	Credit Default Sell Protection	17,565		(4,180,943)
	Interest Rate	250,000	EUR	44,394

				(2,070,195)

	Total Swaps			$16,347,760

Notional amount is reported in U.S.Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pounds Sterling
KRW	South Korean Won
MXN	Mexican Nuevo Peso
NZD	New Zealand Dollar
PLZ	Polish Zloty

48	OPPENHEIMER INTERNATIONAL BOND FUND

As of March 28, 2013, the Fund had entered into the following written swaption contracts:
Reference Entity / Swaption Counterparty	Swaption Description	Underlying Swap Type from Fund Perspective	Notional Amount (000’s)		Expiration Date	Premium Received	Value	Unrealized Appreciation (Depreciation)
CDX NA HY 19
Barclays Bank plc	Credit Default Index Swaption (European); Swap Terms: Paid: Protection on CDX NA HY 19; Received: 5%; Termination Date: 12/20/17	Index Credit Default Swap; Pay Floating	$50,000		4/18/13	$445,000	$(27,310)	$417,690
CDX NA IG 19:
Barclays Bank plc	Credit Default Index Swaption (European); Swap Terms: Paid: Protection on CDX NA IG 19; Received: 1%; Termination Date: 12/20/17	Index Credit Default Swap; Pay Floating	200,000		4/18/13	235,000	(25,300)	209,700
Barclays Bank plc	Credit Default Index Swaption (European); Swap Terms: Paid: Protection on CDX NA IG 19; Received: 1%; Termination Date: 12/20/17	Index Credit Default Swap; Pay Floating	500,000		6/20/13	550,000	(366,450)	183,550
JPMorgan Chase Bank NA	Credit Default Index Swaption (European); Swap Terms: Paid: Protection on CDX NA IG 19; Received: 1%; Termination Date: 12/20/17	Index Credit Default Swap; Pay Floating	250,000		4/18/13	75,000	(3,925)	71,075
JPMorgan Chase Bank NA	Credit Default Index Swaption (European); Swap Terms: Paid: Protection on CDX NA IG 19; Received: 1%; Termination Date: 12/20/17	Index Credit Default Swap; Pay Floating	250,000		4/18/13	50,000	(1,950)	48,050

						910,000	(397,625)	512,375
iTraxx Europe Crossover Series 18 Version 1:
Bank of America NA	Credit Default Index Swaption (European); Swap Terms: Paid: Protection on iTraxx Europe Crossover Series 18 Version 1; Received: 5%; Termination Date: 12/20/17	Index Credit Default Swap; Pay Floating	65,980	EUR	4/18/13	123,690	(11,976)	111,714
Barclays Bank plc	Credit Default Index Swaption (European); Swap Terms: Paid: Protection on iTraxx Europe Crossover Series 18 Version 1; Received: 5%; Termination Date: 12/20/17	Index Credit Default Swap; Pay Floating	43,995	EUR	6/20/13	393,582	(518,661)	(125,079)

						517,272	(530,637)	(13,365)

OPPENHEIMER INTERNATIONAL BOND FUND	49

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments Continued

As of March 28, 2013, the Fund had entered into the following written swaption contracts: Continued
Reference Entity / Swaption Counterparty	Swaption Description	Underlying Swap Type from Fund Perspective	Notional Amount (000’s)		Expiration Date	Premium Received	Value	Unrealized Appreciation (Depreciation)
iTraxx Europe Senior Financials Series 18 Version 1
Bank of America NA	Credit Default Index Swaption (European); Swap Terms: Paid: 1%; Received: Protection on iTraxx Europe Senior Financials Series 18 Version 1; Termination Date: 12/20/17	Index Credit Default Swap; Pay Fixed	87,995	EUR	6/20/13	$350,509	$(113,271)	$237,238
iTraxx Europe Senior Financials Series 19 Version 1:
JPMorgan Chase Bank NA	Credit Default Index Swaption (European); Swap Terms: Paid: Protection on iTraxx Europe Senior Financials Series 19 Version 1; Received: 1%; Termination Date: 6/20/18	Index Credit Default Swap; Pay Floating	87,970	EUR	4/18/13	542,725	(1,505,815)	(963,090)
JPMorgan Chase Bank NA	Credit Default Index Swaption (European); Swap Terms: Paid: Protection on iTraxx Europe Senior Financials Series 19 Version 1; Received: 1%; Termination Date: 6/20/18	Index Credit Default Swap; Pay Floating	46,985	EUR	4/18/13	339,836	(438,188)	(98,352)

						882,561	(1,944,003)	(1,061,442)
MXN TIIE BANXICO:
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: MXN TIIE BANXICO; Received: 6.06%; Termination Date: 1/2/24	Interest Rate Swap; Pay Floating	219,685	MXN	1/14/14	636,801	(405,371)	231,430
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: MXN TIIE BANXICO; Received: 6.165%; Termination Date: 12/25/23	Interest Rate Swap; Pay Floating	250,000	MXN	1/6/14	761,399	(384,351)	377,048
JPMorgan Chase Bank NA	Interest Rate Swaption (European); Swap Terms: Paid: MXN TIIE BANXICO; Received: 6.105%; Termination Date: 1/1/24	Interest Rate Swap; Pay Floating	250,000	MXN	1/13/14	731,454	(425,342)	306,112

						2,129,654	(1,215,064)	914,590

50	OPPENHEIMER INTERNATIONAL BOND FUND

As of March 28, 2013, the Fund had entered into the following written swaption contracts: Continued
Reference Entity / Swaption Counterparty	Swaption Description	Underlying Swap Type from Fund Perspective	Notional Amount (000’s)		Expiration Date	Premium Received	Value	Unrealized Appreciation (Depreciation)
Six-Month EUR EURIBOR:
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 2.86%; Received: Six-Month EUR EURIBOR; Termination Date: 4/18/23	Interest Rate Swap; Pay Fixed	78,450	EUR	4/19/13	$1,128,128	$(1,578,477)	$(450,349)
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: 2.91%; Received: Six-Month EUR EURIBOR; Termination Date: 4/19/23	Interest Rate Swap; Pay Fixed	130,750	EUR	4/18/13	1,818,641	(2,992,914)	(1,174,273)
Goldman Sachs Bank USA	Interest Rate Swaption (European); Swap Terms: Paid: 2.919%; Received: Six-Month EUR EURIBOR; Termination Date: 4/19/43	Interest Rate Swap; Pay Fixed	78,450	EUR	4/18/13	3,361,055	(1,758,922)	1,602,133
UBS AG	Interest Rate Swaption (European); Swap Terms: Paid: 2.71%; Received: Six-Month EUR EURIBOR; Termination Date: 2/5/23	Interest Rate Swap; Pay Fixed	118,760	EUR	1/30/18	4,840,695	(5,624,967)	(784,272)
UBS AG	Interest Rate Swaption (European); Swap Terms: Paid: 2.90%; Received: Six-Month EUR EURIBOR; Termination Date: 1/26/27	Interest Rate Swap; Pay Fixed	87,970	EUR	1/25/17	5,886,648	(7,537,172)	(1,650,524)

		Total where Fund pays a fixed rate				17,035,167	(19,492,452)	(2,457,285)
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: Six-Month EUR EURIBOR; Received: 1.265%; Termination Date: 1/14/17	Interest Rate Swap; Pay Floating	98,820	EUR	1/13/15	563,092	(504,264)	58,828
Goldman Sachs International	Interest Rate Swaption (European); Swap Terms: Paid: Six-Month EUR EURIBOR; Received: 2.677%; Termination Date: 8/29/43	Interest Rate Swap; Pay Floating	26,145	EUR	8/28/13	843,585	(508,998)	334,587

OPPENHEIMER INTERNATIONAL BOND FUND	51

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments Continued

As of March 28, 2013, the Fund had entered into the following written swaption contracts: Continued
Reference Entity / Swaption Counterparty	Swaption Description	Underlying Swap Type from Fund Perspective	Notional Amount (000’s)		Expiration Date	Premium Received	Value	Unrealized Appreciation (Depreciation)
Six-Month EUR EURIBOR: Continued
UBS AG	Interest Rate Swaption (European); Swap Terms: Paid: Six-Month EUR EURIBOR; Received: 2.62%; Termination Date: 9/23/20	Interest Rate Swap; Pay Floating	440,000	EUR	9/22/15	$9,898,843	$(5,379,986)	$4,518,857

		Total where Fund pays a floating rate				11,305,520	(6,393,248)	4,912,272

					Total	28,340,687	(25,885,700)	2,454,987
Six-Month GBP BBA LIBOR:
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: 1.85%; Received; Six-Month GBP BBA LIBOR; Termination Date: 8/27/23	Interest Rate Swap; Pay Fixed	100,000	GBP	8/28/13	1,212,875	(1,322,472)	(109,597)
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: 1.097%; Received; Six-Month GBP BBA LIBOR; Termination Date: 2/27/17	Interest Rate Swap; Pay Fixed	175,885	GBP	3/2/15	1,919,938	(2,109,852)	(189,914)
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: 2.935%; Received; Six-Month GBP BBA LIBOR; Termination Date: 1/14/44	Interest Rate Swap; Pay Fixed	141,005	GBP	1/15/14	4,678,363	(7,126,415)	(2,448,052)
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: 3.685%; Received; Six-Month GBP BBA LIBOR; Termination Date: 1/14/44	Interest Rate Swap; Pay Fixed	141,005	GBP	1/15/14	4,487,841	(3,223,237)	1,264,604
UBS AG	Interest Rate Swaption (European); Swap Terms: Paid: 3.03%; Received: Six-Month GBP BBA LIBOR; Termination Date: 8/27/33	Interest Rate Swap; Pay Fixed	43,995	GBP	8/28/13	1,886,021	(3,114,819)	(1,228,798)

		Total where Fund pays a fixed rate				14,185,038	(16,896,795)	(2,711,757)

52	OPPENHEIMER INTERNATIONAL BOND FUND

As of March 28, 2013, the Fund had entered into the following written swaption contracts: Continued
Reference Entity / Swaption Counterparty	Swaption Description	Underlying Swap Type from Fund Perspective	Notional Amount (000’s)		Expiration Date	Premium Received	Value	Unrealized Appreciation (Depreciation)
Six-Month GBP BBA LIBOR: Continued
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: Six-Month GBP BBA LIBOR; Received: 3.1725%; Termination Date: 5/28/43	Interest Rate Swap; Pay Floating	75,000	GBP	5/29/13	$3,063,030	$(999,556)	$2,063,474
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: Six-Month GBP BBA LIBOR; Received; Received: 2.295%; Termination Date: 1/25/21	Interest Rate Swap; Pay Floating	158,255	GBP	1/26/16	5,917,080	(4,409,289)	1,507,791
Goldman Sachs Bank USA	Interest Rate Swaption (European); Swap Terms: Paid: Six-Month GBP BBA LIBOR; Received: 2.055%; Termination Date: 12/4/20	Interest Rate Swap; Pay Floating	166,905	GBP	12/7/15	6,294,832	(5,135,836)	1,158,996

		Total where Fund pays a floating rate				15,274,942	(10,544,681)	4,730,261

					Total	29,459,980	(27,441,476)	2,018,504
Three-Month CAD BA CDOR
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month CAD BA CDOR; Received: 1.7925%; Termination Date: 12/15/16	Interest Rate Swap; Pay Floating	200,000	CAD	12/16/14	1,338,132	(776,512)	561,620
Three-Month USD BBA LIBOR:
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: 2.645%; Received: Three-Month USD BBA LIBOR; Termination Date: 12/6/22	Interest Rate Swap; Pay Fixed	100,000		12/5/17	3,542,500	(2,530,655)	1,011,845
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: 2.785%; Received: Three-Month USD BBA LIBOR; Termination Date: 2/3/34	Interest Rate Swap; Pay Fixed	70,050		1/31/14	2,227,590	(2,137,541)	90,049

OPPENHEIMER INTERNATIONAL BOND FUND	53

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments Continued

As of March 28, 2013, the Fund had entered into the following written swaption contracts: Continued
Reference Entity / Swaption Counterparty	Swaption Description	Underlying Swap Type from Fund Perspective	Notional Amount (000’s)	Expiration Date	Premium Received	Value	Unrealized Appreciation (Depreciation)
Three-Month USD BBA LIBOR: Continued
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: 1.95%; Received; Three-Month USD BBA LIBOR; Termination Date: 4/23/23	Interest Rate Swap; Pay Fixed	50,000	4/22/13	$177,500	$(146,315)	$31,185
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: 2.83%; Received: Three-Month USD BBA LIBOR; Termination Date: 6/24/43	Interest Rate Swap; Pay Fixed	43,985	6/21/13	523,422	(534,508)	(11,086)
Goldman Sachs Bank USA	Interest Rate Swaption (European); Swap Terms: Paid: 0.7925%; Received: Three-Month USD BBA LIBOR; Termination Date: 7/29/16	Interest Rate Swap; Pay Fixed	260,960	7/26/13	156,576	(211,761)	(55,185)
JPMorgan Chase Bank NA	Interest Rate Swaption (European); Swap Terms: Paid: 1.984%; Received: Three-Month USD BBA LIBOR; Termination Date: 9/24/23	Interest Rate Swap; Pay Fixed	187,970	9/23/13	1,851,505	(1,910,252)	(58,747)
UBS AG	Interest Rate Swaption (European); Swap Terms: Paid: 1.955%; Received: Three-Month USD BBA LIBOR; Termination Date: 4/23/23	Interest Rate Swap; Pay Fixed	50,000	4/22/13	172,500	(167,583)	4,917

		Total where Fund pays a fixed rate			8,651,593	(7,638,615)	1,012,978
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 1.3175%; Termination Date: 11/25/18	Interest Rate Swap; Pay Floating	410,000	11/22/13	4,202,500	(3,162,119)	1,040,381
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 3.804%; Termination Date: 11/25/43	Interest Rate Swap; Pay Floating	100,000	11/22/13	1,412,500	(849,255)	563,245

54	OPPENHEIMER INTERNATIONAL BOND FUND

As of March 28, 2013, the Fund had entered into the following written swaption contracts: Continued
Reference Entity / Swaption Counterparty	Swaption Description	Underlying Swap Type from Fund Perspective	Notional Amount (000’s)	Expiration Date	Premium Received	Value	Unrealized Appreciation (Depreciation)
Three-Month USD BBA LIBOR: Continued
Bank of America NA	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 2.51%; Termination Date: 3/10/24	Interest Rate Swap; Pay Floating	104,880	3/7/14	$3,044,142	$(2,219,010)	$825,132
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 2.6775%; Termination Date: 12/16/25	Interest Rate Swap; Pay Floating	52,065	12/15/15	2,673,538	(3,149,116)	(475,578)
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 2.005%; Termination Date: 1/12/18	Interest Rate Swap; Pay Floating	130,115	1/11/16	808,339	(968,004)	(159,665)
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 2.255%; Termination Date: 4/22/23	Interest Rate Swap; Pay Floating	50,000	4/19/13	195,000	(33,552)	161,448
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: Three- Month USD BBA LIBOR; Received: 3.10%; Termination Date: 4/27/22	Interest Rate Swap; Pay Floating	310,270	4/26/17	8,035,993	(8,978,168)	(942,175)
Barclays Bank plc	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 3.165%; Termination Date: 11/9/22	Interest Rate Swap; Pay Floating	250,000	11/8/17	6,725,000	(8,403,749)	(1,678,749)
Goldman Sachs Bank USA	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 2.701%; Termination Date: 11/24/22	Interest Rate Swap; Pay Floating	125,000	11/22/17	4,618,750	(5,392,225)	(773,475)

OPPENHEIMER INTERNATIONAL BOND FUND	55

STATEMENT OF INVESTMENTS    Unaudited / Continued

Footnotes to Statement of Investments Continued

As of March 28, 2013, the Fund had entered into the following written swaption contracts: Continued
Reference Entity / Swaption Counterparty	Swaption Description	Underlying Swap Type from Fund Perspective	Notional Amount (000’s)	Expiration Date	Premium Received	Value	Unrealized Appreciation (Depreciation)
Three-Month USD BBA LIBOR: Continued
Goldman Sachs Bank USA	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 2.95%; Termination Date: 2/21/24	Interest Rate Swap; Pay Floating	$209,280	2/20/14	$2,929,920	$(2,001,389)	$928,531
JPMorgan Chase Bank NA	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 2.38%; Termination Date: 5/3/23	Interest Rate Swap; Pay Floating	78,355	5/2/13	438,788	(45,319)	393,469
JPMorgan Chase Bank NA	Interest Rate Swaption (European); Swap Terms: Paid: Three-Month USD BBA LIBOR; Received: 1.685%; Termination Date: 8/29/18	Interest Rate Swap; Pay Floating	130,780	8/28/13	308,641	(193,548)	115,093

		Total where Fund pays a floating rate			35,393,111	(35,395,454)	(2,343)

				Total	44,044,704	(43,034,069)	1,010,635

		Total Written Swaptions			$108,418,499	$(101,365,667)	$7,052,832

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound Sterling
MXN	Mexican Peso

Abbreviations/Definitions are as follows:

BANXICO	Banco de Mexico
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
BA CDOR	Canada Bankers Acceptances Deposit Offering Rate
CDX NA HY 19	Markit CDX North American High Yield
CDX NA IG 19	Markit CDX North American Investment Grade High Volatility
EURIBOR	Euro Interbank Offered Rate
iTraxx Europe Crossover Series 18 Version 1	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx Europe Senior Financials Series 18 Version 1	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx Europe Senior Financials Series 19 Version 1	Credit Default Swap Trading Index for a Specific Basket of Securities
TIIE	Interbank Equilibrium Interest Rate

See accompanying Notes to Financial Statements.

56	OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF ASSETS AND LIABILITIES    March 28, 20131 (Unaudited)

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $12,484,597,539)	$12,607,309,058
Affiliated companies (cost $340,194,120)	340,194,120
12,947,503,178
Cash	61,558,908
Cash—foreign currencies (cost $8,453,718)	8,459,887
Unrealized appreciation on foreign currency exchange contracts	143,375,098
Appreciated swaps, at value (net upfront payments paid $16,296,873)	20,255,456
Depreciated swaps, at value (upfront payments paid $14,172,088)	13,544,965
Receivables and other assets:
Interest, dividends and principal paydowns	170,017,045
Investments sold (including $11,410,223 sold on a when-issued or delayed delivery basis)	84,691,785
Shares of beneficial interest sold	21,986,785
Closed foreign currency contracts	18,053,803
Futures margins	536,101
Other	3,119,758
Total assets	13,493,102,769
Liabilities
Appreciated options written, at value (premiums received $16,427,078)	8,819,142
Depreciated options written, at value (premiums received $24,038,310)	33,756,212
Appreciated swaptions written, at value (premiums received $58,377,924)	37,948,132
Depreciated swaptions written, at value (premiums received $50,040,575)	63,417,535
Unrealized depreciation on foreign currency exchange contracts	118,383,152
Appreciated swaps, at value (upfront payments received $10,169,113)	8,899,118
Depreciated swaps, at value (net upfront payments received $3,307,179)	8,553,543
Payables and other liabilities:
Investments purchased (including $100,779,944 purchased on a when-issued or delayed delivery basis)	182,393,345
Closed foreign currency contracts	48,468,619
Shares of beneficial interest redeemed	41,085,298
Dividends	5,751,597
Foreign capital gains tax	5,622,945
Futures margins	3,067,300
Transfer and shareholder servicing agent fees	2,130,043
Distribution and service plan fees	1,572,860
Shareholder communications	1,228,058
Trustees’ compensation	175,386
Other	642,329
Total liabilities	571,914,614
Net Assets	$12,921,188,155

OPPENHEIMER INTERNATIONAL BOND FUND	57

STATEMENT OF ASSETS AND LIABILITIES    Unaudited / Continued

Composition of Net Assets
Par value of shares of beneficial interest	$1,987,570
Additional paid-in capital	12,546,065,757
Accumulated net investment income	2,908,027
Accumulated net realized gain on investments and foreign currency transactions	226,110,147
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	144,116,654
Net Assets	$12,921,188,155
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $5,789,023,007 and 889,875,056 shares of beneficial interest outstanding)	$6.51
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$6.83
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $171,271,161 and 26,427,642 shares of beneficial interest outstanding)	$6.48
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,571,134,268 and 242,398,442 shares of beneficial interest outstanding)	$6.48
Class I Shares:
Net asset value, redemption price and offering price per share (based on net assets of $73,611,577 and 11,325,722 shares of beneficial interest outstanding)	$6.50
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $296,001,593 and 45,633,564 shares of beneficial interest outstanding)	$6.49
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $5,020,146,549 and 771,909,444 shares of beneficial interest outstanding)	$6.50

1. March 28, 2013 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

58	OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENT OF OPERATIONS     For the Six Months Ended March 28, 20131 (Unaudited)

Investment Income
Interest	$304,622,204
Dividends from affiliated companies	278,577
Total investment income	304,900,781
Expenses
Management fees	32,142,696
Distribution and service plan fees:
Class A	7,252,674
Class B	913,427
Class C	7,979,788
Class N	763,022
Transfer and shareholder servicing agent fees:
Class A	6,150,914
Class B	255,950
Class C	1,125,121
Class I	3,888
Class N	674,096
Class Y	4,642,910
Shareholder communications:
Class A	529,091
Class B	37,099
Class C	134,006
Class I	35
Class N	14,801
Class Y	399,134
Custodian fees and expenses	1,110,034
Trustees’ compensation	152,199
Other	296,166
Total expenses	64,577,051
Less waivers and reimbursements of expenses	(215,639)
Net expenses	64,361,412
Net Investment Income	240,539,369

OPPENHEIMER INTERNATIONAL BOND FUND	59

STATEMENT OF OPERATIONS     Unaudited / Continued

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from unaffiliated companies (including premiums on options and swaptions exercised)	$154,625,666
Closing and expiration of option contracts written	69,280,915
Closing and expiration of swaption contracts written	46,660,920
Closing and expiration of futures contracts	27,631,259
Foreign currency transactions	(49,181,277)
Swap contracts	(22,577,948)
Net realized gain	226,439,535
Net change in unrealized appreciation/depreciation on:
Investments	20,617,253
Translation of assets and liabilities denominated in foreign currencies	(214,953,558)
Futures contracts	(1,081,794)
Option contracts written	(21,929,816)
Swaption contracts written	(1,276,500)
Swap contracts	8,732,893
Net change in unrealized appreciation/depreciation	(209,891,522)
Net Increase in Net Assets Resulting from Operations	$257,087,382

1. March 28, 2013 represents the last business day of the Fund’s semiannual period. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

60	OPPENHEIMER INTERNATIONAL BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 28, 2013[1] (Unaudited)	Year Ended September 28, 2012[1]
Operations
Net investment income	$240,539,369	$489,386,565
Net realized gain	226,439,535	39,823,300
Net change in unrealized appreciation/depreciation	(209,891,522)	601,244,919
Net increase in net assets resulting from operations	257,087,382	1,130,454,784
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(109,769,204)	(319,029,375)
Class B	(2,666,985)	(9,346,345)
Class C	(24,598,443)	(76,041,583)
Class I	(554,223)	(10,813)
Class N	(5,057,118)	(15,305,409)
Class Y	(97,896,905)	(243,652,704)
	(240,542,878)	(663,386,229)
Distributions from net realized gain:
Class A	(35,431,127)	—
Class B	(1,125,675)	—
Class C	(9,753,509)	—
Class I	(202,424)	—
Class N	(1,870,287)	—
Class Y	(29,569,939)	—
	(77,952,961)	—
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(70,515,794)	(714,539,449)
Class B	(22,000,931)	(40,258,973)
Class C	(35,831,013)	(171,620,269)
Class I	73,591,024	824,893
Class N	(17,506,432)	(18,961,583)
Class Y	308,542,162	484,085,543
	236,279,016	(460,469,838)
Net Assets
Total increase	174,870,559	6,598,717
Beginning of period	12,746,317,596	12,739,718,879
End of period (including accumulated net investment income of $2,908,027 and $2,911,536, respectively)	$12,921,188,155	$12,746,317,596

1. March 28, 2013 and September 28, 2012 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

OPPENHEIMER INTERNATIONAL BOND FUND	61

FINANCIAL HIGHLIGHTS

	Six Months Ended March 28, 2013[1]	Year Ended September 28,	Year Ended September 30,	Year Ended September 30,	Year Ended September 30,	Year Ended September 30,
Class A	(Unaudited)	2012[1]	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$6.54	$6.29	$6.80	$6.54	$5.96	$6.41
Income (loss) from investment operations:
Net investment income[2]	.12	.25	.25	.26	.22	.26
Net realized and unrealized gain (loss)	.01	.33	(.44)	.31	.74	(.23)
Total from investment operations	.13	.58	(.19)	.57	.96	.03
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.33)	(.26)	(.26)	(.33)	(.45)
Distributions from net realized gain	(.04)	—	(.06)	(.05)	(.05)	(.03)
Total dividends and/or distributions to shareholders	(.16)	(.33)	(.32)	(.31)	(.38)	(.48)
Net asset value, end of period	$6.51	$6.54	$6.29	$6.80	$6.54	$5.96
Total Return, at Net Asset Value[3]	2.04%	9.58%	(2.88)%	9.04%	16.83%	(0.01)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,789,023	$5,886,327	$6,382,276	$7,406,875	$7,268,308	$8,241,801
Average net assets (in thousands)	$5,859,054	$6,013,740	$7,004,799	$7,345,330	$6,632,191	$8,331,255
Ratios to average net assets:[4]
Net investment income	3.76%	3.89%	3.80%	4.04%	3.77%	4.02%
Total expenses[5]	1.00%	1.02%	0.98%	0.98%	0.99%	0.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.00%	1.02%	0.98%	0.98%	0.98%	0.91%
Portfolio turnover rate	46%	111%	80%	146%	112%	105%

1. March 28, 2013 and September 28, 2012 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 28, 2013	1.00%
Year Ended September 28, 2012	1.02%
Year Ended September 30, 2011	0.98%
Year Ended September 30, 2010	0.98%
Year Ended September 30, 2009	1.00%
Year Ended September 30, 2008	0.93%

See accompanying Notes to Financial Statements.

62	OPPENHEIMER INTERNATIONAL BOND FUND

	Six Months Ended March 28, 2013[1]	Year Ended September 28,	Year Ended September 30,	Year Ended September 30,	Year Ended September 30,	Year Ended September 30,
Class B	(Unaudited)	2012[1]	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$6.51	$6.27	$6.78	$6.52	$5.94	$6.39
Income (loss) from investment operations:
Net investment income[2]	.10	.19	.19	.20	.17	.21
Net realized and unrealized gain (loss)	.01	.33	(.44)	.31	.74	(.24)
Total from investment operations	.11	.52	(.25)	.51	.91	(.03)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.10)	(.28)	(.20)	(.20)	(.28)	(.39)
Distributions from net realized gain	(.04)	—	(.06)	(.05)	(.05)	(.03)
Total dividends and/or distributions to shareholders	(.14)	(.28)	(.26)	(.25)	(.33)	(.42)
Net asset value, end of period	$6.48	$6.51	$6.27	$6.78	$6.52	$5.94
Total Return, at Net Asset Value[3]	1.61%	8.50%	(3.74)%	8.13%	15.87%	(0.84)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$171,271	$193,955	$226,660	$286,029	$284,424	$314,676
Average net assets (in thousands)	$183,323	$208,830	$257,491	$279,115	$269,970	$311,097
Ratios to average net assets:[4]
Net investment income	2.92%	3.02%	2.93%	3.18%	2.89%	3.19%
Total expenses[5]	1.85%	1.89%	1.84%	1.85%	1.86%	1.74%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.85%	1.89%	1.84%	1.85%	1.85%	1.73%
Portfolio turnover rate	46%	111%	80%	146%	112%	105%

1. March 28, 2013 and September 28, 2012 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 28, 2013	1.85%
Year Ended September 28, 2012	1.89%
Year Ended September 30, 2011	1.84%
Year Ended September 30, 2010	1.85%
Year Ended September 30, 2009	1.87%
Year Ended September 30, 2008	1.75%

See accompanying Notes to Financial Statements.

OPPENHEIMER INTERNATIONAL BOND FUND	63

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended March 28, 2013[1]	Year Ended September 28,	Year Ended September 30,	Year Ended September 30,	Year Ended September 30,	Year Ended September 30,
Class C	(Unaudited)	2012[1]	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$6.51	$6.27	$6.78	$6.52	$5.94	$6.39
Income (loss) from investment operations:
Net investment income[2]	.10	.20	.21	.21	.18	.21
Net realized and unrealized gain (loss)	.01	.33	(.45)	.31	.74	(.23)
Total from investment operations	.11	.53	(.24)	.52	.92	(.02)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.10)	(.29)	(.21)	(.21)	(.29)	(.40)
Distributions from net realized gain	(.04)	—	(.06)	(.05)	(.05)	(.03)
Total dividends and/or distributions to shareholders	(.14)	(.29)	(.27)	(.26)	(.34)	(.43)
Net asset value, end of period	$6.48	$6.51	$6.27	$6.78	$6.52	$5.94
Total Return, at Net Asset Value[3]	1.70%	8.69%	(3.58)%	8.29%	16.04%	(0.74)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,571,134	$1,614,123	$1,724,712	$2,029,424	$1,812,805	$1,835,312
Average net assets (in thousands)	$1,602,320	$1,651,022	$1,891,414	$1,965,153	$1,594,278	$1,833,929
Ratios to average net assets:[4]
Net investment income	3.08%	3.21%	3.10%	3.34%	3.05%	3.29%
Total expenses[5]	1.68%	1.71%	1.68%	1.69%	1.71%	1.64%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.68%	1.71%	1.68%	1.69%	1.70%	1.63%
Portfolio turnover rate	46%	111%	80%	146%	112%	105%

1. March 28, 2013 and September 28, 2012 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 28, 2013	1.68%
Year Ended September 28, 2012	1.71%
Year Ended September 30, 2011	1.68%
Year Ended September 30, 2010	1.69%
Year Ended September 30, 2009	1.72%
Year Ended September 30, 2008	1.65%

See accompanying Notes to Financial Statements.

64	OPPENHEIMER INTERNATIONAL BOND FUND

	Six Months Ended March 28, 2013[1]	Period Ended September 28,
Class I	(Unaudited)	2012[1,2]

Per Share Operating Data
Net asset value, beginning of period	$6.53	$6.36
Income (loss) from investment operations:
Net investment income[3]	.14	.18
Net realized and unrealized gain	.01	.18

Total from investment operations	.15	.36
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	(.19)
Distributions from net realized gain	(.04)	—

Total dividends and/or distributions to shareholders	(.18)	(.19)
Net asset value, end of period	$6.50	$6.53

Total Return, at Net Asset Value[4]	2.30%	5.70%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$73,612	$855
Average net assets (in thousands)	$26,397	$380
Ratios to average net assets:[5]
Net investment income	4.21%	4.20%
Total expenses[6]	0.56%	0.57%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.56%	0.57%
Portfolio turnover rate	46%	111%

1. March 28, 2013 and September 28, 2012 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. For the period from January 27, 2012 (inception of offering) to September 28, 2012.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 28, 2013	0.56%
Period Ended September 28, 2012	0.57%

See accompanying Notes to Financial Statements.

OPPENHEIMER INTERNATIONAL BOND FUND	65

FINANCIAL HIGHLIGHTS    Continued

	Six Months Ended March 28, 2013[1]	Year Ended September 28,	Year Ended September 30,	Year Ended September 30,	Year Ended September 30,	Year Ended September 30,
Class N	(Unaudited)	2012[1]	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$6.52	$6.28	$6.79	$6.52	$5.95	$6.40
Income (loss) from investment operations:
Net investment income[2]	.11	.22	.22	.23	.20	.23
Net realized and unrealized gain (loss)	.01	.33	(.44)	.32	.72	(.23)
Total from investment operations	.12	.55	(.22)	.55	.92	—
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)	(.31)	(.23)	(.23)	(.30)	(.42)
Distributions from net realized gain	(.04)	—	(.06)	(.05)	(.05)	(.03)
Total dividends and/or distributions to shareholders	(.15)	(.31)	(.29)	(.28)	(.35)	(.45)
Net asset value, end of period	$6.49	$6.52	$6.28	$6.79	$6.52	$5.95
Total Return, at Net Asset Value[3]	1.81%	9.01%	(3.28)%	8.80%	16.23%	(0.44)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$296,002	$314,773	$322,070	$310,338	$258,219	$258,223
Average net assets (in thousands)	$306,371	$314,673	$325,834	$279,336	$233,767	$223,531
Ratios to average net assets:[4]
Net investment income	3.31%	3.50%	3.39%	3.65%	3.37%	3.59%
Total expenses[5]	1.48%	1.54%	1.44%	1.65%	1.68%	1.49%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.45%	1.41%	1.38%	1.38%	1.38%	1.34%
Portfolio turnover rate	46%	111%	80%	146%	112%	105%

1. March 28, 2013 and September 28, 2012 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 28, 2013	1.48%
Year Ended September 28, 2012	1.54%
Year Ended September 30, 2011	1.44%
Year Ended September 30, 2010	1.65%
Year Ended September 30, 2009	1.69%
Year Ended September 30, 2008	1.50%

See accompanying Notes to Financial Statements.

66	OPPENHEIMER INTERNATIONAL BOND FUND

	Six Months Ended March 28, 2013[1]	Year Ended September 28,	Year Ended September 30,	Year Ended September 30,	Year Ended September 30,	Year Ended September 30,
Class Y	(Unaudited)	2012[1]	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$6.53	$6.29	$6.80	$6.54	$5.96	$6.41
Income (loss) from investment operations:
Net investment income[2]	.13	.26	.27	.28	.25	.28
Net realized and unrealized gain (loss)	.01	.33	(.44)	.31	.73	(.23)
Total from investment operations	.14	.59	(.17)	.59	.98	.05
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.35)	(.28)	(.28)	(.35)	(.47)
Distributions from net realized gain	(.04)	—	(.06)	(.05)	(.05)	(.03)
Total dividends and/or distributions to shareholders	(.17)	(.35)	(.34)	(.33)	(.40)	(.50)
Net asset value, end of period	$6.50	$6.53	$6.29	$6.80	$6.54	$5.96
Total Return, at Net Asset Value[3]	2.17%	9.71%	(2.64)%	9.38%	17.26%	0.38%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,020,146	$4,736,285	$4,084,001	$3,388,175	$1,890,729	$1,372,959
Average net assets (in thousands)	$4,879,790	$4,446,720	$3,861,749	$2,732,256	$1,317,017	$ 932,774
Ratios to average net assets:[4]
Net investment income	4.02%	4.16%	4.04%	4.38%	4.16%	4.39%
Total expenses[5]	0.73%	0.75%	0.74%	0.67%	0.62%	0.55%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.73%	0.75%	0.73%	0.67%	0.61%	0.54%
Portfolio turnover rate	46%	111%	80%	146%	112%	105%

1. March 28, 2013 and September 28, 2012 represent the last business days of the Fund’s respective reporting periods. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended March 28, 2013	0.73%
Year Ended September 28, 2012	0.75%
Year Ended September 30, 2011	0.74%
Year Ended September 30, 2010	0.67%
Year Ended September 30, 2009	0.63%
Year Ended September 30, 2008	0.56%

See accompanying Notes to Financial Statements.

OPPENHEIMER INTERNATIONAL BOND FUND	67

NOTES TO FINANCIAL STATEMENTS    March 28, 2013 / Unaudited

1. Significant Accounting Policies

Oppenheimer International Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund’s primary objective is to seek total return. The Fund’s investment adviser was OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”), through December 31, 2012. Effective January 1, 2013, the Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OFI. The Manager has entered into a sub-advisory agreement with OFI, as of the same effective date.

The Fund offers Class A, Class C, Class I, Class N and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class N shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

Semiannual and Annual Periods. The last day of the Fund’s semiannual period was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying

68	OPPENHEIMER INTERNATIONAL BOND FUND

foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of March 28, 2013, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$100,779,944
Sold securities	11,410,223

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 28, 2013 is as follows:

Cost	$71,606,973
Market Value	$8,337,564
Market Value as a % of Net Assets	0.06%

OPPENHEIMER INTERNATIONAL BOND FUND	69

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or

70	OPPENHEIMER INTERNATIONAL BOND FUND

excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended September 28, 2012, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. The Fund had straddle losses of $109,844.

As of March 28, 2013, it is estimated that the Fund will not have any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 28, 2013 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$12,827,332,976
Federal tax cost of other investments	(1,593,658,330)

Total federal tax cost	$11,233,674,646

Gross unrealized appreciation	$576,347,826
Gross unrealized depreciation	(463,551,711)

Net unrealized appreciation	$112,796,115

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

OPPENHEIMER INTERNATIONAL BOND FUND	71

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

1. Significant Accounting Policies Continued

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

72	OPPENHEIMER INTERNATIONAL BOND FUND

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

OPPENHEIMER INTERNATIONAL BOND FUND	73

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Structured securities	Relevant market information such as the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
Swaps	Relevant market information, including underlying reference assets such as credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting

74	OPPENHEIMER INTERNATIONAL BOND FUND

covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

OPPENHEIMER INTERNATIONAL BOND FUND	75

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

2. Securities Valuation Continued

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 28, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
U.S. Government Obligations	$—	$132,914,208	$—	$132,914,208
Foreign Government Obligations	—	8,529,661,449	—	8,529,661,449
Corporate Bonds and Notes	—	3,340,710,681	1,242,500	3,341,953,181
Corporate Loans	—	—	5,493,909	5,493,909
Structured Securities	—	379,313,127	77,016,769	456,329,896
Options Purchased	6,475,915	61,849,199	—	68,325,114
Swaptions Purchased	—	72,631,301	—	72,631,301
Investment Company	340,194,120	—	—	340,194,120

Total Investments, at Value	346,670,035	12,517,079,965	83,753,178	12,947,503,178
Other Financial Instruments:
Appreciated swaps, at value	—	20,255,456	—	20,255,456
Depreciated swaps, at value	—	13,544,965	—	13,544,965
Futures margins	536,101	—	—	536,101
Foreign currency exchange contracts	—	143,375,098	—	143,375,098

Total Assets	$347,206,136	$12,694,255,484	$83,753,178	$13,125,214,798

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—	$—	$—	$—
Appreciated swaps, at value	—	(8,899,118)	—	(8,899,118)
Depreciated swaps, at value	—	(8,553,543)	—	(8,553,543)
Appreciated options written, at value	(1,044,304)	(7,774,838)	—	(8,819,142)
Depreciated options written, at value	(563,141)	(33,193,071)	—	(33,756,212)
Appreciated swaptions written, at value	—	(37,948,132)	—	(37,948,132)
Depreciated swaptions Written, at value	—	(63,417,535)	—	(63,417,535)
Futures margins	(3,067,300)	—	—	(3,067,300)
Foreign currency exchange contracts	—	(118,383,152)	—	(118,383,152)

Total Liabilities	$(4,674,745)	$(278,169,389)	$—	$(282,844,134)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

76	OPPENHEIMER INTERNATIONAL BOND FUND

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*
Assets Table
Investments, at Value:
Structured Securities	$(36,068,653)	$36,068,653

Total Assets	$(36,068,653)	$36,068,653

*Transferred from Level 2 to Level 3 because of the lack of observable market data.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 28, 2013		Year Ended September 28, 2012[1]
	Shares	Amount	Shares	Amount
Class A
Sold	92,984,481	$611,120,056	171,776,974	$1,091,554,116
Dividends and/or distributions reinvested	19,957,762	130,989,591	44,995,865	283,930,046
Redeemed	(123,727,770)	(812,625,441)	(330,147,419)	(2,090,023,611)

Net decrease	(10,785,527)	$(70,515,794)	(113,374,580)	$(714,539,449)

Class B
Sold	545,749	$3,571,570	3,720,749	$23,495,746
Dividends and/or distributions reinvested	493,930	3,231,443	1,241,531	7,791,960
Redeemed	(4,401,382)	(28,803,944)	(11,319,946)	(71,546,679)

Net decrease	(3,361,703)	$(22,000,931)	(6,357,666)	$(40,258,973)

Class C
Sold	17,491,606	$114,516,448	25,358,117	$160,456,837
Dividends and/or distributions reinvested	4,101,076	26,828,395	9,136,135	57,381,021
Redeemed	(27,072,769)	(177,175,856)	(61,630,623)	(389,458,127)

Net decrease	(5,480,087)	$(35,831,013)	(27,136,371)	$(171,620,269)

Class I
Sold	11,408,283	$74,990,041	140,600	$887,480
Dividends and/or distributions reinvested	95,585	626,244	1,641	10,490
Redeemed	(309,070)	(2,025,261)	(11,317)	(73,077)

Net increase	11,194,798	$73,591,024	130,924	$824,893

OPPENHEIMER INTERNATIONAL BOND FUND	77

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

3. Shares of Beneficial Interest Continued

	Six Months Ended March 28, 2013		Year Ended September 28, 2012[1]
	Shares	Amount	Shares	Amount
Class N
Sold	5,845,593	$38,258,686	12,083,868	$76,484,026
Dividends and/or distributions reinvested	985,975	6,455,950	2,250,133	14,151,519
Redeemed	(9,501,963)	(62,221,068)	(17,347,866)	(109,597,128)

Net decrease	(2,670,395)	$(17,506,432)	(3,013,865)	$(18,961,583)

Class Y
Sold	146,524,541	$962,107,730	276,613,105	$1,755,512,047
Dividends and/or distributions reinvested	16,344,923	107,246,962	32,234,890	203,553,471
Redeemed	(115,866,136)	(760,812,530)	(233,014,570)	(1,474,979,975)

Net increase	47,003,328	$308,542,162	75,833,425	$484,085,543

1. For the year ended September 28, 2012, for Class A, Class B, Class C, Class N and Class Y shares, and for the period from January 27, 2012 (inception of offering) to September 28, 2012, for Class I shares.

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 28, 2013, were as follows:

	Purchases	Sales
Investment securities	$4,465,649,169	$4,585,269,493
U.S. government and government agency obligations	570,936,269	670,388,860

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $200 million	0.60
Next $4 billion	0.50
Next $10 billion	0.48
Over $15 billion	0.45

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

78	OPPENHEIMER INTERNATIONAL BOND FUND

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of OFI, acted as the transfer and shareholder servicing agent for the Fund through December 31, 2012. Effective January 1, 2013, OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a per account fee.

Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. The Transfer Agent may voluntarily waive the minimum fees.

Sub-Transfer Agent Fees. Effective January 1, 2013, the Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI, (the “Sub-Transfer Agent”) to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee

OPPENHEIMER INTERNATIONAL BOND FUND	79

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

5. Fees and Other Transactions with Affiliates Continued

and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2013 were as follows:

Class B	$4,762,812
Class C	37,539,782
Class N	7,194,667

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Six Months Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class N Contingent Deferred Sales Charges Retained by Distributor
March 28, 2013	$373,797	$43,504	$207,740	$42,096	$1,608

Waivers and Reimbursements of Expenses. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended March 28, 2013, the Manager waived fees and/or reimbursed the Fund $172,700 for IMMF management fees.

The Transfer Agent has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C, N and Y shares to 0.35% of average annual net assets per class and for Class A shares to 0.30% of average annual net assets of the class.

During the six months ended March 28, 2013, the Transfer Agent waived transfer and shareholder servicing agent fees as follows:

Class N	$42,939

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Risk Exposures and the Use of Derivative Instruments

The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them

80	OPPENHEIMER INTERNATIONAL BOND FUND

more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

OPPENHEIMER INTERNATIONAL BOND FUND	81

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

6. Risk Exposures and the Use of Derivative Instruments Continued

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of March 28, 2013, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $334,152,911, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $71,048,630 as of March 28, 2013. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

As of March 28, 2013 the Fund has required certain counterparties to post collateral of $62,389,584.

Credit Related Contingent Features. The Fund’s agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that

82	OPPENHEIMER INTERNATIONAL BOND FUND

the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

As of March 28, 2013, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $28,803,408 for which the Fund has posted collateral of $33,598,870. If a contingent feature would have been triggered as of March 28, 2013, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities; securities posted as collateral, if any, are reported on the Statement of Investments.

Valuations of derivative instruments as of March 28, 2013 are as follows:

	Asset Derivatives			Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Credit contracts	Appreciated swaps, at value	$17,266,200		Appreciated swaps, at value	$8,899,118
Credit contracts	Depreciated swaps, at value	13,544,965		Depreciated swaps, at value	4,167,240
Interest rate contracts	Appreciated swaps, at value	2,347,850		Depreciated swaps, at value	3,028,618
Volatility contracts	Appreciated swaps, at value	641,406		Depreciated swaps, at value	1,357,685
Volatility contracts	Futures margins	4,638	*
Interest rate contracts	Futures margins	531,463	*	Futures margins	3,067,300	*
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	143,375,098		Unrealized depreciation on foreign currency exchange contracts	118,383,152
Foreign exchange contracts				Appreciated options written, at value	6,993,919
Foreign exchange contracts				Depreciated options written, at value	33,193,071
Interest rate contracts				Appreciated options written, at value	1,825,223
Interest rate contracts				Depreciated options written, at value	563,141
Credit contracts				Appreciated swaptions written, at value	550,182

OPPENHEIMER INTERNATIONAL BOND FUND	83

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

6. Risk Exposures and the Use of Derivative Instruments Continued

	Asset Derivatives			Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value		Statement of Assets and Liabilities Location	Value
Credit contracts				Depreciated swaptions written, at value	$2,462,664
Interest rate contracts				Appreciated swaptions written, at value	37,397,950
Interest rate contracts				Depreciated swaptions written, at value	60,954,871
Credit contracts	Investments, at value	965,529	**
Foreign exchange contracts	Investments, at value	66,215,348	**
Interest rate contracts	Investments, at value	73,775,538	**

Total		$318,668,035			$282,844,134

*Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

**Amounts relate to purchased options and swaptions.

The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Investments from unaffiliated companies (including premiums on options exercised)*	Closing and expiration of swaption contracts written	Closing and expiration of option contracts written	Closing and expiration of futures contracts	Foreign currency transactions	Swap contracts	Total
Credit contracts	$(7,920,544)	$8,255,227	$—	$—	$—	$(10,563,723)	$(10,229,040)
Foreign exchange contracts	(20,460,101)	—	55,612,571	2,594,162	140,015,310	—	177,761,942
Interest rate contracts	(88,977,582)	38,405,693	13,668,344	24,371,729	—	(10,553,530)	(23,085,346)
Volatility contracts	—	—	—	665,368	—	(1,460,695)	(795,327)

Total	$(117,358,227)	$46,660,920	$69,280,915	$27,631,259	$140,015,310	$(22,577,948)	$143,652,229

*Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.

84	OPPENHEIMER INTERNATIONAL BOND FUND

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
Derivatives Not Accounted for as Hedging Instruments	Investments*	Option contracts written	Swaption contracts written	Futures contracts	Translation of assets and liabilities denominated in foreign currencies	Swap contracts	Total
Credit contracts	$(1,810,325)	$—	$1,151,025	$—	$—	$1,291,040	$631,740
Foreign exchange contracts	50,629,816	(23,424,990)	—	(119,716)	62,548,757	—	89,633,867
Interest rate contracts	42,029,214	1,495,174	(2,427,525)	(1,008,937)	—	8,118,146	48,206,072
Volatility contracts	—	—	—	46,859	—	(676,293)	(629,434)

Total	$90,848,705	$(21,929,816)	$(1,276,500)	$(1,081,794)	$62,548,757	$8,732,893	$137,842,245

*Includes purchased option contracts and purchased swaption contracts, if any.

Foreign Currency Exchange Contracts

The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. The unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated

OPPENHEIMER INTERNATIONAL BOND FUND	85

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

6. Risk Exposures and the Use of Derivative Instruments Continued

forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the six months ended March 28, 2013, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $4,282,156,721 and $8,877,688,545, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various currencies to increase exposure to foreign exchange rate risk.

86	OPPENHEIMER INTERNATIONAL BOND FUND

The Fund has sold futures contracts on various currencies to decrease exposure to foreign exchange rate risk.

The Fund has sold futures contracts, which have values that are linked to the price movement of the related volatility indexes, in order to decrease exposure to volatility risk.

During the six months ended March 28, 2013, the Fund had an ending monthly average market value of $15,689,083 and $1,425,663,016 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the six months ended March 28, 2013, the Fund had an ending monthly average market value of $25,090,805 and $45,024,480 on purchased call options and purchased put options, respectively.

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NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

6. Risk Exposures and the Use of Derivative Instruments Continued

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written call options on treasury and/or euro futures to decrease exposure to interest rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written put options on treasury and/or euro futures to increase exposure to interest rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

During the six months ended March 28, 2013, the Fund had an ending monthly average market value of $9,628,164 and $22,646,208 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the six months ended March 28, 2013 was as follows:

	Call Options		Put Options
	Number of Contracts	Amount of Premiums	Number of Contracts	Amount of Premiums
Options outstanding as of
September 28, 2012	120,025,259,722	$21,469,321	145,504,820,854	$34,561,577
Options written	643,405,967,792	72,762,410	702,657,152,366	127,180,164
Options closed or expired	(632,449,647,514)	(74,102,408)	(513,756,991,653)	(114,436,182)
Options exercised	(72,990,330,000)	(10,850,581)	(153,878,900,000)	(16,118,913)

Options outstanding as of March 28, 2013	57,991,250,000	$9,278,742	180,526,081,567	$31,186,646

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit

88	OPPENHEIMER INTERNATIONAL BOND FUND

event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than

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NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

6. Risk Exposures and the Use of Derivative Instruments Continued

the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.

The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.

The Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

For the six months ended March 28, 2013, the Fund had ending monthly average notional amounts of $396,122,411 and $129,521,011 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

For the six months ended March 28, 2013, the Fund had ending monthly average notional amounts of $527,668,927 and $1,276,334,859 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

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Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the volatility of the reference investment as measured by changes in its price or level while the other cash flow is based on an interest rate or the measured volatility of a different reference investment. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movement, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

The Fund has entered into volatility swaps to increase exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay the measured volatility and receive a fixed interest payment over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will appreciate in value.

The Fund has entered into volatility swaps to decrease exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay a fixed interest payment and receive the measured volatility over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will appreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will depreciate in value.

For the six months ended March 28, 2013, the Fund had ending monthly average notional amounts of $439,636 and $734,460 on volatility swaps which pay volatility and volatility swaps which receive volatility, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Swaptions are marked to market daily using primarily portfolio pricing services or quotations from counterparties and brokers. Purchased swaptions are reported as a component of investments in the Statement of Investments, the Statement of Assets and Liabilities and the Statement of Operations. Written swaptions are reported on a schedule

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NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

6. Risk Exposures and the Use of Derivative Instruments Continued

following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund purchased swaptions which give it the option to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate depreciates relative to the preset interest rate.

The Fund has purchased swaptions which give it the option to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate appreciates relative to the preset interest rate.

The Fund has purchased swaptions which give it the option to sell credit protection through credit default swaps in order to increase exposure to the credit risk of individual securities and, or, indexes. A purchased swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset decreases.

The Fund has purchased swaptions which give it the option to buy credit protection through credit default swaps in order to decrease exposure to the credit risk of individual securities and, or, indexes. A purchased swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset increases.

The Fund has written swaptions which give it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. A written swaption of this type becomes more valuable as the reference interest rate depreciates relative to the preset interest rate.

The Fund has written swaptions which give it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. A written swaption of this type becomes more valuable as the reference interest rate appreciates relative to the preset interest rate.

The Fund has written swaptions which give it the obligation, if exercised by the purchaser, to sell credit protection through credit default swaps in order to increase exposure to the

92	OPPENHEIMER INTERNATIONAL BOND FUND

credit risk of individual securities and/or, indexes. A written swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset decreases.

The Fund has written swaptions which give it the obligation, if exercised by the purchaser, to buy credit protection through credit default swaps in order to decrease exposure to the credit risk of individual securities and, or, indexes. A written swaption of this type becomes more valuable as the likelihood of a credit event on the reference asset increases.

During the six months ended March 28, 2013, the Fund had an ending monthly average market value of $80,030,046 and $85,579,084 on purchased and written swaptions, respectively.

Written swaption activity for the six months ended March 28, 2013 was as follows:

	Call Swaptions
	Notional Amount	Amount of Premiums
Swaptions outstanding as of
September 28, 2012	$4,463,288,346	$93,319,898
Swaptions written	14,846,080,000	171,629,712
Swaptions closed or expired	(11,564,938,346)	(153,245,934)
Swaptions exercised	(466,715,000)	(3,285,177)

Swaptions outstanding as of March 28, 2013	$7,277,715,000	$108,418,499

7. Restricted Securities

As of March 28, 2013, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

8. Pending Litigation

Since 2009, a number of class action lawsuits have been pending in federal courts against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against OFI and certain of its affiliates by investors seeking to recover

OPPENHEIMER INTERNATIONAL BOND FUND	93

NOTES TO FINANCIAL STATEMENTS    Unaudited / Continued

8. Pending Litigation Continued

investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of OFI and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The settlement does not resolve other outstanding lawsuits against OFI and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against (i) OFI, (ii) an affiliate of OFI and (iii) AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract and common law fraud claims against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On April 11, 2013, the court granted defendants’ motion for summary judgment, dismissing plaintiffs’ fraud claim with prejudice and dismissing their contract claim without prejudice, and granted plaintiffs leave to replead their contract claim to assert a cause of action for specific performance within 30 days. The court’s decision is subject to appeal. On July 15, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract and common law fraud claims against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

OFI believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

94	OPPENHEIMER INTERNATIONAL BOND FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

OPPENHEIMER INTERNATIONAL BOND FUND	95

OPPENHEIMER INTERNATIONAL BOND FUND

Trustees and Officers

Sam Freedman, Chairman of the Board of Trustees and Trustee

Edward L. Cameron, Trustee

Jon S. Fossel, Trustee

Richard F. Grabish, Trustee

Beverly L. Hamilton, Trustee

Victoria J. Herget, Trustee

Robert J. Malone, Trustee

F. William Marshall, Jr., Trustee

Karen L. Stuckey, Trustee

James D. Vaughn, Trustee

William F. Glavin, Jr., Trustee, President and Principal Executive Officer

Arthur Steinmetz, Vice President

Sara Zervos, Ph.D., Vice President

Hemant Baijal, Vice President

Arthur S. Gabinet, Secretary and Chief Legal Officer

Christina M. Nasta, Vice President and Chief Business Officer

Mark S. Vandehey, Vice President and Chief Compliance Officer

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.
Sub-Adviser	OppenheimerFunds, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.
Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services
Independent Registered Public Accounting Firm	KPMG LLP
Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.

©2013 OppenheimerFunds, Inc. All rights reserved.

96	OPPENHEIMER INTERNATIONAL BOND FUND

PRIVACY POLICY

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

OPPENHEIMER INTERNATIONAL BOND FUND	97

PRIVACY POLICY

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., and each of its financial institution subsidiaries, the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2012. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

98	OPPENHEIMER INTERNATIONAL BOND FUND

Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 1.800.CALL OPP (1.800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon-Fri 8am-8pm ET.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

RS0880.001.0313 May 20, 2013

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 3/28/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1)	Not applicable to semiannual reports.

(2)	Exhibits attached hereto.

(3)	Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Bond Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 5/8/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 5/8/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 5/8/2013